UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23368

1WS Credit Income Fund

(Exact name of registrant as specified in charter)

299 Park Avenue, 25th Floor

New York, New York 10171

(Address of principal executive offices)

Kurt A. Locher

Chief Executive Officer

c/o 1WS Credit Income Fund

299 Park Avenue, 25th Floor

New York, New York 10171

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 377-4810

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

Item 1. Reports to Stockholders.

(a)

1WS Capital Advisors

1WS Credit Income Fund

Nasdaq:
OWSCX (Class I)
OWSAX (Class A-2)

Semi-Annual Report
April 30, 2026

Table of Contents

Management Commentary	1
Consolidated Schedule of Investments	9
Consolidated Statement of Assets and Liabilities	28
Consolidated Statement of Operations	29
Consolidated Statements of Changes in Net Assets	30
Consolidated Statement of Cash Flows	31
Consolidated Financial Highlights	33
Notes to Consolidated Financial Statements	35
Additional Information	48
Privacy Policy	49

1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

The 1WS Credit Income Fund (the “Fund”) is a closed-end interval fund launched in March 2019. As of April 30, 2026, the Fund has gross assets under management of approximately $1.24 billion (approximately $854 million net assets). The Fund is a non-diversified, closed-end investment management company. Its investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation by investing primarily in a wide array of predominantly structured credit and securitized debt instruments.

Overview:

2026 began with a consensus view that the economic outlook presented a positive backdrop for risk assets to continue to outperform. The U.S. economy remained resilient, with robust activity; inflation and unemployment were expected to remain range-bound, if not improve; and the market was pricing in ~50 basis points (bps) of rate cuts from the Federal Reserve by year-end. However, as the first half unfolded, skepticism about the economic outlook has emerged, driving a revaluation of risk assets. The conflict in the Middle East and the uncertainty around how breakthroughs in artificial intelligence (AI) capabilities will ultimately affect corporate profitability, the labor market, and the economy at large, have driven equity multiples to compress, and credit spreads wider.

The conflict in the Middle East has effectively brought ~25% of the global seaborne oil trade to a near standstill, as commercial traffic through the Strait of Hormuz remains severely disrupted, according to the UN Conference on Trade and Development. This disruption has tightened global crude supply and pushed oil prices materially higher. As the likelihood of a prolonged conflict increases, so too does uncertainty around the outlook for global growth and inflation.

Furthermore, questions about whether AI themes will be able to deliver on lofty expectations quickly transitioned into the view that AI has closed in on the ability to replicate cognitive, non-redundant workflows, potentially changing the workforce as we know it, and, in turn, disrupting the economy. Anthropic, the creator of the AI assistant Claude, rolled out new AI tools over the course of the first half of the year, and each day seemed to mark the demise of a different industry. Paired with AI-doomsday articles going viral, risk assets repriced lower. This spurred concerns around software as a service (SaaS) obsolescence and called into question the valuation of enterprise software firms, as well as the businesses that have funded them.

While a prolonged war in the Middle East raises the risk of a material economic slowdown, which could eventually weigh on consumers and, in turn, securitized products, we believe the current repricing in enterprise software is largely unique to sectors exposed to corporate fundamentals.

Net Return Performance as of April 30, 2026*

	Calendar YTD	Fiscal YTD	5 Year(Ann.)	ITD (3/4/19, Ann.)	ITD (3/4/19)
1WS Credit Income Fund (OWSCX) Class I shares	2.38%	3.32%	7.44%	7.69%	66.97%
1WS Credit Income Fund (OWSAX) Class A-2 shares**	2.13%	3.00%	6.79%	6.98%	62.22%
Bloomberg Barclays U.S. Aggregate Bond Index[1]	0.07%	0.54%	0.18%	1.84%	13.93%
ICE BofAML U.S. High Yield Index[2]	1.14%	2.31%	4.32%	5.22%	43.86%

Source: Bloomberg, Finance L.P., Bank of America, OWS

Past performance is not indicative of future returns.

*	OWSCX returns are presented net of all fees and expenses, benchmark returns are gross. Please see pp. 4-8 for important risk disclosures and definitions. OWSAX returns prior to May 2021 reflect the performance of Class I shares, adjusted to reflect the distribution and shareholder servicing fees applicable to Class A2 shares. Class I shares are not subject to an upfront sales load. Class A2 shares are subject to a maximum sales load of 3% and a maximum deferred sales load of 1.50%, neither of which are reflected in the returns shown above and, if applied, would lower such returns. Gross Annual Expenses for Class I and Class A2 are 3.74% and 4.34%, respectively, which are based on the expenses shown in the Fund’s most recent prospectus, dated February 27, 2026. Actual expenses may differ.

Management Fee under the Advisory Agreement is calculated at an annual rate of 1.50% of the daily gross assets of the Fund. "Gross Assets" means the total assets of the Fund prior to deducting liabilities. Derivatives will be valued at market value for purposes of determining "Gross Assets" in the calculation of management fees. Because the Management Fee is based on the Fund's daily gross assets, the Fund's use of leverage, if any, will increase the Management Fee paid to the Adviser. For the initial year of the Fund, the Adviser voluntarily agreed to reduce the Management Fee to 0.75%. For the one-year period beginning on March 1, 2019, and continuing through the present, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets. The Adviser is under no obligation to continue the fee waiver but may continue to do so.

[1,2]	Please refer to the risk disclosures and definitions on pp. 4-8 for a description of the benchmark indices chosen and the risks associated with comparing 1WS Credit Income Fund returns to those of an index. Investors cannot invest directly in an index.

Semi-Annual Report | April 30, 2026	1

1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (833) 834-4923 or visiting www.1wscapital.com. Investors cannot invest directly in an index. All performance shown assumes reinvestment of dividends and capital gains distribution in percent value. Dividends are not guaranteed and will constitute a return of capital if dividend distributions exceed current-year earnings. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.1WSCapital.com.

Comparison of the Change in Value of a $10,000 Investment

The chart above assumes an initial hypothetical investment of $10,000 made in Class I shares of the Fund on March 4, 2019 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or share repurchases. In the absence of fee waivers and reimbursements, which can be necessary to keep expenses at the expense cap ,total return would be reduced.

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1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

Portfolio Composition1 and Net Return Attribution2

Asset Type	Net Return[2] Attribution YTD
Asset-Backed Securities (ABS)	0.48%
Collateralized Loan Obligations (CLOs)	0.08%
Commercial Mortgage-Backed Securities (CMBS)	0.21%
European ABS & RMBS	0.36%
Residential Mortgage-Backed Securities (RMBS)	0.35%
Other	0.55%
Interest Rate Hedges	0.35%
Total	2.38%

1	The Portfolio composition as of April 30, 2026 can differ from the portfolio composition for any point prior to such date and is subject to change at any time.
2	Net performance data reflects the deduction of all fees and expenses. Net return attribution represents portfolio PnL by sector divided by the Fund’s average net asset value for the period reduced by operating expenses and management fees allocated to the sectors based on the market value of the portfolio for the period. See pages 4-6 for important risk disclosures and definitions.

Portfolio Activity:

Our ABS portfolio has been among our strongest-performing sector strategies in 2026, led by our subprime auto ABS exposures. In a reversal of the weakness exhibited across the sector late last year, subprime auto ABS performed well so far this year. While it remains true that, in aggregate, subprime auto ABS delinquencies are at all-time highs, defaults are not and remain near pre-COVID levels. Furthermore, when looking at subprime auto ABS roll rates of borrowers who are 60 days delinquent, we see that transitions into 90 days delinquent (i.e., serious delinquency) have been steadily trending downward, while the share remaining 60 days delinquent has been trending upward. We believe this indicates that, while borrowers may be finding them-selves stretched and incapable of fully catching up on payments to current, they are still making payments and avoiding the worst-case scenario of default and repossession of their vehicles.

Our residential credit portfolio has been our strongest-performing sector strategy this year. Exposures to home equity lines of credit/loans (HELOC/HELOANS) performed well. We continued to identify what we believe are attractive new-issue opportunities within the sector, as HELOC issuance has continued to grow meaningfully year to date (YTD) versus 2025 YTD issuance and making HELOCs the second-largest product issued in RMBS. Elevated home prices, coupled with persistently high mortgage rates, have reinforced borrowers’ preference to remain in their current homes, driving HELOC issuance.

Our commercial real estate exposures were consistent performers. Single-asset single-borrower (SASB) exposures backed by hospitality and office properties were among the strongest-performing sector strategies in our CMBS portfolio, as were seasoned conduit exposures. We continue to believe the office sector presents attractive investment opportunities, largely as a function of the elevated uncertainty that persists across the space. Delinquency rates for office properties remain among the highest in the CMBS market relative to other property types, according to Trepp, a provider of data, insights, and technology solutions to the structured finance, commercial real estate, and banking markets. While this may lead other investors to avoid the sector altogether, we believe the headline data mask substantial dispersion in underlying performance.

We continued to identify attractive opportunities across European ABS and RMBS. We were active in the ABS market, presently favoring exposures to unsecured consumer debt ABS. We were generally selling across our RMBS portfolio, looking to reduce exposure to names that we felt had richened meaningfully over the course of this year. We also reduced longer-duration RMBS exposures in favor of shorter-duration profiles as we sought to reduce our sensitivity to a potential prolonged conflict in the Middle East.

We intentionally maintained an underweight position in CLOs to limit both fundamental credit beta and mark-to-market risk within the portfolio. Although corporate earnings have remained robust, we think concerns about growth and inflation, along with lingering fears around software exposure, will continue to lead investors to scrutinize the riskiest tranches of the CLO capital structure more closely. We presently view the convexity profile of CLOs as less compelling than that of other sectors in which we invest. In our view, risks within CLOs remain skewed to the downside, and the sector generally appears rich relative to other opportunities across securitized credit. While benchmark CLOs offer spread pickup over comparable unsecured corporate credit on an absolute basis, we believe the assets underlying CLOs continue to skew toward lower-quality credits.

Semi-Annual Report | April 30, 2026	3

1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

Outlook:

Looking ahead, we believe both absolute and relative returns are likely to favor investors with the expertise to identify value in sectors marked by wide performance dispersion. We continue to find what we believe are some of the most attractive opportunities in structured credit, where diversity in collateral, underlying fundamentals, and deal structures give rise to differentiated risk-return profiles. We believe investors with deep fundamental and structural underwriting expertise will be well positioned to identify security-specific opportunities and capture differentiated risk-adjusted returns.

The overall health of the consumer remains of key concern, particularly given the potential headwinds that inflationary pressures and an economic slowdown stemming from a prolonged war in the Middle East would present, especially for lower-end consumers. Overall, we believe consumer fundamentals remain resilient on an aggregate basis, even though idiosyncratic risks have become more pronounced.

In our view, disciplined risk management remains essential given the potential for macroeconomic shocks. Economic and geo-political risks could unsettle market sentiment, revive fundamental uncertainty, widen risk premia, and increase volatility. Central to this uncertainty are the health of the U.S. economy, the outlook for growth, and the path of credit fundamentals.

Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of the 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.

Net performance data are pre-tax, fund-level, net of operating expenses, management fees, and any applicable shareholder servicing and distribution fees charged to investors. ITD Net return is a linked monthly return. Actual returns experienced by an investor may vary due to these factors, among others.

RISK DISCLOSURES

Past performance is not a guarantee of future results. There is no assurance that the Fund will meet its investment objective.

Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/ or the equity securities market. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “non-diversified” under the Investment Company Act of 1940 and, thus, changes in the financial condition or market value of a single issuer may cause a greater fluctuation in the Fund’s net asset value than in a “diversified” fund. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program. The Fund expects most of its investments to be in securities that are rated below investment grade or would be rated below investment grade if they were rated. Below investment grade instruments or “junk securities” are particularly susceptible to economic downturns compared to higher rated investments. While the Fund may employ hedging techniques to seek to minimize interest rate risk, there can be no assurance that it will engage in such techniques at any given time or that such techniques would be successful. As such, the Fund is subject to interest rate risk and may decline in value as interest rates rise. The Fund may use leverage to achieve its investment objective, which involves risks, including the increased likelihood of net asset value volatility and the increased risk that fluctuations in interest rates on borrowings will reduce the return to investors. In addition to the normal risks associated with investing, investing in international and emerging markets involves risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles or from social, economic or political instability in other nations. The Fund may employ hedging techniques to seek to minimize foreign currency risk. There can be no assurance that it will engage in such techniques at any given time or that such techniques would be successful. The Fund may invest in derivatives, which, depending on market conditions and the type of derivative, are more volatile than other investments and could magnify the Fund’s gains or losses. An investment in shares should be considered only by investors who can assess and bear the illiquidity and other risks associated with such an investment.

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1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Mortgage-backed and asset-backed securities are affected by interest rates, financial health of issuers/originators, creditworthiness of entities providing credit enhancements and the value of underlying assets. Fixed-income securities present issuer default risk. Prepayment and extension risk exists because a loan, bond or other investment may be called, prepaid or redeemed before maturity and similar yielding investments may not be available for purchase. Structured finance securities may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Investing in structured finance securities may be affected by a variety of factors, including priority in the capital structure of the issuer thereof, the availability of any credit enhancement, and the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, among others. Market or other (e.g., interest rate) environments may adversely affect the liquidity of Fund investments, negatively impacting their price. Generally, the less liquid the market at the time the Fund sells a holding, the greater the risk of loss or decline of value to the Fund. See the Fund’s prospectus for information on these and other risks.

There can be no assurance that the Fund will achieve its investment objective. Many of the Fund’s investments may be considered speculative and subject to increased risk. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the assets of the Fund among the various securities and investments in which the Fund invests. There can be no assurance that the actual allocations or investment selections will be effective in achieving the Fund’s investment objective or delivering positive returns.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the portfolio manager disclaims any responsibility to update such views. The views expressed in this report reflect the current views of the portfolio manager as of April 30th, 2026.

There are limitations when comparing the 1WS Credit Income Fund to indices. Many open-end funds which track these indices offer daily liquidity, while closed-end interval funds offer liquidity on a periodic basis. Deteriorating general market conditions will reduce the value of stock securities. When interest rates rise, the value of bond securities tends to fall. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in investment grade securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/ issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. There is a risk that issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Assets and securities contained within indices are different than the assets and securities contained in the 1WS Credit Income Fund and will therefore have different risk and reward profiles. An investment cannot be made in an index, which is unmanaged and has returns that do not reflect any trading, management or other costs. Please see definitions for a description of the investment indexes selected.

DEFINITIONS

Aaa Corporate: The Bloomberg Aaa Corporate Index measures the Aaa-rated, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

Aa Corporate: The Bloomberg Aa Corporate Index measures the Aa-rated, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

A Corporate: The Bloomberg A Corporate Index measures the A-rated, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

ABS: Asset-Backed Securities are instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations.

Baa Corporate: The Bloomberg Baa Corporate Index measures the Baa-rated, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

Ba U.S. High Yield: The Bloomberg Ba US High Yield Index measures the USD-denominated, Ba-rated, fixed-rate high-yield corporate bond market. Bonds from issuers with an emerging markets country of risk, based on Bloomberg EM country definition, are excluded.

B U.S. High Yield: The Bloomberg B US High Yield Index measures the USD-denominated, B-rated, fixed-rate high-yield corporate bond market. Bonds from issuers with an emerging markets country of risk, based on Bloomberg EM country definition, are excluded.

Semi-Annual Report | April 30, 2026	5

1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

Basis Points (bps): A basis point is a common unit of measurement for interest rates and credit spreads and is equal to one hundredth of one percent.

Bloomberg Barclays U.S. Aggregate Bond Index: The Bloomberg USAgg Index measures the USD-denominated, investment grade, fixed-rate taxable bond market performance. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

Buy-to-Let (BTL): Buy-to-let mortgages are for landlords who want to buy property to rent it out.

Caa U.S. High Yield: The Bloomberg Caa US High Yield Index measures the USD-denominated, Caa-rated, fixed-rate high-yield corporate bond market. Bonds from issuers with an emerging markets country of risk, based on Bloomberg EM country definition, are excluded.

Capitalization Rate: The capitalization rate (also known as cap rate) is used in the world of commercial real estate to indicate the rate of return that is expected to be generated on a real estate investment property.

CLO: Collateralized Loan Obligations are instruments that represent debt and equity tranches of collateralized loan obligations and collateralized debt obligations.

CMBS: Commercial Mortgage-Backed Securities are fixed income instruments that are secured by mortgage loans on commercial real property.

CMBX: CMBX indices are synthetic tradable indices referencing a basket of 25 commercial mortgage-backed securities (CMBS).

Convexity: Convexity is a measure of the curvature, or the degree of the curve, in the relationship between bond prices and bond yields.

Credit Enhancement: Credit enhancement is a risk-reduction technique that provides protection, in the form of financial support, to cover losses under stressed scenarios.

Credit Risk Transfer (CRT) Securities: CRT securities effectively transfer a portion of the risk associated with credit losses within pools of residential mortgage loans to investors.

Debt Service Ratio: The household debt service ratio (DSR) is the ratio of total required household debt payments to total disposable income.

Duration-Adjusted: Duration-adjusted or excess return is a measure of pure credit performance for fixed-rate bonds by adjusting for movements in benchmark interest rates.

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1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

Euro Auto Mezzanine (A-rated): European Auto Mezzanine A-rated is representative of an A-rated mezzanine tranche of a Non-Dollar Asset-Backed Securities Index, specifically auto loans or leases.

EURO STOXX 50: The index covers 50 of the leading blue-chip stocks from 11 Eurozone countries.

FICO: The Fico Score is used by lenders to help make accurate, reliable, and fast credit risk decisions across the customer lifecycle.

Financial Obligation Ratio: The financial obligation ratio is the ratio of required household debt payments to total disposable income and includes rent payments on tenant-occupied property, auto lease payments, homeowners’ insurance, and property tax payments

Floating-Rate Loans: A floating rate loan has an interest rate which changes periodically based on an underlying index plus a spread.

Forbearance: The temporary suspension of loan repayments due to demonstrated financial hardship on the part of the borrower.

ICE BofA MOVE Index: This is a yield curve weighted index of the normalized implied volatility on 1-month Treasury options. It is the weighted average of volatilities on the CT2, CT5, CT10, and CT30. (weighted average of 1m2y, 1m5y, 1m10y and 1m30y Treasury implied vols with weights 0.2/0.2/0.4/0.2, respectively).

ICE BofAML US High Yield Index: The index tracks the performance of US dollar denominated below investment grade rated corporate debt publically issued in the US domestic market. Investors cannot invest directly in an index.

Interest Rate Hedges: Interest rate hedges include a variety of different products to help protect against interest rate risk. In principle, interest rate hedging products provide greater certainty over future loan repayments.

iTraxx Crossover: An equally weighted index comprised of 75 credit default swaps on the most liquid non-investment grade European corporates.

iTraxx Main: An equally weighted index comprised of 125 credit default swaps on investment grade European corporates.

Loan-to-Value (LTV): Loan-to-value is a measure of the size of a loan relative to the value of an asset.

Mezzanine Tranche: A mezzanine tranche within a securitization lies in the middle of the capital structure, below the senior tranche and above the junior tranche (typically an unrated equity tranche).

Morningstar LSTA US Leveraged Loan Index: A market value weighted index designed to measure the performance of the US leveraged loan market that tracks the performance of more than 1,400 USD denominated loans.

Nasdaq-100 Index: A modified capitalization-weighted index of the 100 largest and most active non-financial equities listed on the NASDAQ.

Non-Dollar ABS: Non-Dollar Asset-Backed Securities are instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations outside of the U.S. Non-Dollar Asset-Backed Securities are denominated in currencies other than the U.S. Dollar.

Non-Dollar RMBS: Non-Dollar Residential Mortgage-Backed Securities are securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property outside of the U.S. Non-Dollar Residential Mortgage-Backed Securities are denominated in currencies other than the U.S. Dollar.

Non-Performing Loans (NPL): Mortgage loans that are subject to late repayment (i.e., 90 days have passed without the borrower paying the agreed instalments) or are unlikely to be repaid by the borrower.

Non Qualified Mortgages (Non-QM): A non-qualified mortgage — or non-QM — is a home loan that is not required to meet agency-standard documentation requirements as outlined by the Consumer Financial Protection Bureau (CFPB).

Real Capital Analytics (RCA) Property Price Index: The RCA Property Price Indices are transaction based indices that measure property prices at a national level.

Re-performing Loans (RPL): Mortgage loans that were once delinquent but has since returned to performing status.

Semi-Annual Report | April 30, 2026	7

1WS Credit Income Fund	Management Commentary

April 30, 2026 (Unaudited)

Residential Transitional Loans (RTL): Mortgage loans, specifically real estate investment loans, that are usually short duration financing for investors pursuing construction, renovation, and other rehabilitation projects on a property.

RMBS: Residential Mortgage-Backed Securities are securities that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property.

Risk-Adjusted: A risk-adjusted return is a calculation of the profit or potential profit from an investment that takes into account the degree of risk that must be accepted in order to achieve it. The risk is measured in comparison to that of a risk-free investment, usually U.S. Treasuries.

Risk Premia: Risk Premia is the investment return an asset is expected to yield in excess of the risk -free rate of return.

SASB: Single Asset Single Borrower (SASB) CMBS transactions involve the securitization of a single loan (SA) or collateralized by a group of assets all owned by the same borrower (SB).

S&P 500 Index: An index that includes 500 leading companies and covers approximately 80% of available market capitalization.

S&P CoreLogic Case-Shiller U.S. National Home Price Index: The index tracks the value of single-family housing within the United States.

Subprime Auto ABS: Auto asset-backed securities (auto ABS) are structured finance securities that are collateralized by auto loans or leases, specifically subprime (poor credit standing) borrowers.

Tranche: Tranches are segments created from a pool of assets - usually debt instruments such as bonds or mortgages - that are divvied up by risk, time to maturity, or other characteristics in order to be marketable to different investors.

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1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (62.21%)
Residential (46.68%)
A&D Mortgage Trust, Series 2025-NQM5, Class B1(b)(c)	6.85%	11/25/29	$2,082,000	$2,091,785
A&D Mortgage Trust, Series 2026-NQM1, Class A1(b)(c)	4.91%	01/25/30	1,172,588	1,170,477
A&D Mortgage Trust, Series 2026-NQM1, Class B1(b)(c)	6.52%	01/25/30	2,286,000	2,263,140
A&D Mortgage Trust, Series 2026-NQM3, Class B1(b)(c)(d)	6.57%	04/25/30	2,670,000	2,645,169
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(c)(d)	1M CME TERM SOFR + 0.49%	08/25/36	685,737	571,082
AIMS, Series 2007-1, Class B(c)	1M BBSW + 0.57%	07/10/38	A$ 495,724	301,349
Alba PLC, Series 2007-1, Class C(c)(d)	SONIA IR + 0.41%	03/17/39	£1,347,621	1,740,363
Alternative Loan Trust, Series 2007-21CB, Class 2A3(c)	1M CME TERM SOFR + 0.61%	09/25/37	$979,024	248,770
Alternative Loan Trust, Series 2007-21CB, Class 2A4(c)(e)	5.49% - 1M CME TERM SOFR	09/25/37	904,968	76,832
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M7(c)	1M CME TERM SOFR + 1.94%	07/25/35	534,371	679,185
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)(d)	7.96%	11/25/27	1,393,000	1,401,637
Angel Oak Mortgage Trust, Series 2019-6, Class B2(b)(c)	5.04%	11/25/59	846,000	819,436
Angel Oak Mortgage Trust, Series 2025-HB1, Class M1(b)(c)	30D US SOFR + 2.40%	02/25/55	905,000	918,756
Angel Oak Mortgage Trust, Series 2025-HB1, Class M2(b)(c)	30D US SOFR + 2.70%	02/25/55	750,000	761,400
Angel Oak Mortgage Trust, Series 2025-HB1, Class M3(b)(c)	30D US SOFR + 3.05%	02/25/55	1,077,000	1,094,986
Angel Oak Mortgage Trust, Series 2025-HB2, Class B1(b)(c)	30D US SOFR + 3.75%	12/25/55	1,327,000	1,336,952
Angel Oak Mortgage Trust, Series 2025-HB2, Class M1(b)(c)	30D US SOFR + 2.15%	12/25/55	1,794,000	1,828,624
Angel Oak Mortgage Trust, Series 2025-HB2, Class M2(b)(c)	30D US SOFR + 2.45%	12/25/55	2,242,000	2,289,530
Archwest Mortgage Trust, Series 2025-RTL1, Class A2(b)(d)(f)	5.64%	03/25/28	1,430,000	1,430,143
Archwest Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)(d)	6.81%	03/25/28	1,986,000	1,998,115
Archwest Mortgage Trust, Series 2026-RTL1, Class A2(b)(f)	6.02%	04/25/41	5,384,000	5,397,998
Archwest Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	6.99%	04/25/41	4,739,000	4,751,795
Argent Securities Trust, Series 2006-W2, Class A2B(c)	1M CME TERM SOFR + 0.49%	03/25/36	1,155,811	605,645
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(c)(d)	1M CME TERM SOFR + 0.80%	01/25/36	1,355,404	1,436,864
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(c)	1M CME TERM SOFR + 0.56%	03/25/36	635,396	558,322
Atlas Funding PLC, Series 2023-1, Class F(c)	N/A(g)	01/25/61	£402,000	561,271
Atlas Funding PLC, Series 2025-1, Class E(c)(d)	SONIA IR + 4.00%	02/20/30	768,000	1,082,101
Banc of America Funding, Series 2007-5, Class CA8(c)(e)	5.35% - 1M CME TERM SOFR	07/25/37	$2,021,468	146,354
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(c)(d)	1M CME TERM SOFR + 0.57%	01/25/37	787,060	734,091
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A2A(c)	1M CME TERM SOFR + 0.59%	04/25/37	775,052	727,851
Bellemeade Re, Ltd., Series 2025-1, Class B1(b)(c)(d)	30D US SOFR + 5.05%	10/25/35	750,000	771,525
Bellemeade Re, Ltd., Series 2025-1, Class M1C(b)(c)(d)	30D US SOFR + 3.25%	10/25/35	1,749,000	1,769,988
Bellemeade Re, Ltd., Series 2025-1, Class M2(b)(c)(d)	30D US SOFR + 3.90%	10/25/35	750,000	765,075
BFLIP , Series 2025-RTL1, Class A1(b)(f)	5.69%	05/25/28	4,484,000	4,489,381
BFLIP , Series 2025-RTL1, Class A2(b)(f)	7.64%	05/25/28	2,242,000	2,245,363
Bletchley Park Funding PLC, Series 2024-1, Class E(c)	SONIA IR + 4.12%	07/27/28	£430,000	601,885
Braccan Mortgage Funding 2025-1 PLC, Series 2025-1A, Class X(b)(c)(d)	SONIA IR + 3.93%	02/17/29	535,297	734,198
Brants Bridge PLC, Series 2023-1, Class E(c)	SONIA IR + 4.25%	09/14/26	915,000	1,250,132
Brean Asset Backed Securities Trust, Series 2026-RM15, Class A1(b)(d)	4.25%	04/25/31	$1,956,000	1,880,303
Brean Asset Backed Securities Trust, Series 2026-RM15, Class A2(b)	4.25%	04/25/31	1,956,000	1,819,862
Builder Circle Mortgage Trust, Series 2026-RTL1, Class A1(b)(f)	6.01%	11/25/28	6,145,000	6,145,000
CAFL Issuer LLC, Series 2026-R1, Class A1(b)(f)	6.77%	03/25/29	2,266,366	2,278,378
CAFL Issuer LP, Series 2025-RRTL2, Class M1(b)(d)	6.79%	05/25/28	2,773,000	2,789,915
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(c)	1M CME TERM SOFR + 0.61%	02/25/37	748,492	589,362

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	9

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Castell PLC, Series 2023-1, Class F(c)(d)	SONIA IR + 8.00%	10/25/26	£527,000	$735,293
Castell PLC, Series 2023-1, Class G(c)	N/A(g)	05/25/55	1,014,000	1,416,985
Castell PLC, Series 2023-2, Class F(c)(d)	SONIA IR + 7.85%	11/25/55	821,000	1,170,069
Castell PLC, Series 2023-2, Class G(c)	SONIA IR + 9.90%	11/25/55	407,000	578,108
Castell PLC, Series 2025-1, Class X1(c)(d)	SONIA IR + 4.15%	01/27/29	301,539	413,705
C-BASS, Series 2007-CB4, Class A1B(c)	1M CME TERM SOFR + 0.29%	04/25/37	$1,633,639	804,894
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A2(b)(f)	6.41%	07/25/28	870,000	868,521
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class M(b)(f)	8.54%	07/25/28	1,927,000	1,930,276
Chetwood Funding PLC, Series 2025-1, Class X(d)	N/A(g)	11/27/30	£2,443,621	3,150,455
Clavel Residential 4 DAC, Series 2025-1X, Class D(c)(d)	3M EUR L + 2.50%	10/28/28	€2,476,000	2,817,346
Clavel Residential 4 DAC, Series 2025-1X, Class E(c)(d)	3M EUR L + 3.50%	10/28/28	3,299,000	3,625,232
Clavel Residential 4 DAC, Series 2025-1X, Class F(c)(d)	3M EUR L + 4.00%	10/28/28	5,502,000	5,954,368
COLT Mortgage Loan Trust, Series 2022-2, Class B1(b)(c)(d)	3.94%	02/25/67	$1,042,000	881,949
COLT Mortgage Loan Trust, Series 2025-10, Class B1(b)(c)(d)	6.86%	10/25/70	1,442,000	1,460,890
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2(b)(c)	30D US SOFR + 12.00%	06/25/42	1,982,000	2,219,840
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(c)(d)	30D US SOFR + 6.35%	04/25/43	626,000	684,281
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B2(b)(c)	30D US SOFR + 5.90%	07/25/43	1,166,000	1,257,997
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2(b)(c)	30D US SOFR + 4.00%	01/25/44	1,875,000	1,984,688
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2(b)(c)(d)	30D US SOFR + 3.70%	02/25/44	2,655,000	2,789,078
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	108,360	93,612
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(c)	1M CME TERM SOFR + 2.51%	02/25/35	729,434	575,305
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(c)(d)	1M CME TERM SOFR + 2.14%	08/25/35	542,918	517,401
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(c)	1M CME TERM SOFR + 0.56%	12/25/36	698,965	721,542
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1A(b)(f)	5.31%	04/25/30	2,616,000	2,620,447
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class B1(b)(c)	7.17%	04/25/30	868,000	873,468
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class B2(b)(c)	8.21%	04/25/30	750,000	754,725
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class B2(b)(c)	6.88%	01/25/30	1,220,000	1,184,620
Deephaven Residential Mortgage Trust, Series 2026-INV2, Class A1(b)(c)(d)	5.48%	02/25/71	2,377,034	2,390,820
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(c)	1M CME TERM SOFR + 0.75%	08/25/47	904,277	677,394
Dilosk RMBS No 7 DAC, Series 2023-7, Class F(c)(d)	3M EUR L + 5.00%	02/26/27	€624,000	742,330
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class F(c)	9.57%	05/20/62	459,000	562,636
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class X(c)	11.92%	05/20/62	184,034	218,046
Dilosk RMBS No 9 DAC, Series 2024-9, Class X2(c)	N/A(g)	01/25/28	292,694	346,445
Domi BV, Series 2021-1, Class E(c)(d)	3M EUR L + 6.50%	06/15/53	704,000	832,459
Domi BV, Series 2023-1, Class E(c)	3M EUR L + 7.00%	02/15/28	619,000	751,932
Domi BV, Series 2024-1, Class X(c)	3M EUR L + 3.98%	09/17/29	78,707	93,087
Dominion Mortgage Trust, Series 2025-RTL1, Class A2(b)(f)	8.02%	09/25/27	$750,000	760,200
Eagle RE, Ltd., Series 2023-1, Class M2(b)(c)	30D US SOFR + 5.20%	09/26/33	1,533,500	1,618,763
East One PLC, Series 2024-1, Class E(c)	SONIA IR + 4.50%	06/27/27	£783,000	1,083,527
East One PLC, Series 2025-1, Class F(c)(d)	SONIA IR + 4.65%	11/25/28	1,773,999	2,462,369
East One PLC, Series 2025-1, Class X(c)(d)	SONIA IR + 3.69%	11/25/28	1,243,189	1,693,450
Easy Street Mortgage Loan Trust, Series 2025-RTL1, Class A1(b)(d)(f)	6.46%	05/25/40	$1,546,000	1,561,460
EFMT, Series 2025-RTL1, Class M1(b)(c)(d)	6.39%	05/25/28	750,000	751,425
EFMT, Series 2026-INV2, Class B2(b)(c)	6.96%	02/25/30	1,159,000	1,137,327
EFMT, Series 2026-NQM4, Class B1(b)(c)(d)	6.90%	04/25/71	2,877,000	2,874,411
Eurohome UK Mortgages 2007 -1 PLC, Series 2007-1, Class B2(c)	SONIA IR + 3.22%	06/15/44	£430,000	573,979

See Notes to Consolidated Financial Statements.

10	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Eurosail 2006-2bl PLC, Series 2006-2X, Class D1C(c)(d)	SONIA IR + 0.92%	12/15/44	£1,528,000	$1,987,448
Eurosail 2006-3nc PLC, Series 2006-3X, Class D1A(c)(d)	3M EUR L + 0.90%	09/10/44	€1,414,000	1,547,852
Eurosail 2006-4np PLC, Series 2006-4X, Class D1C(c)(d)	SONIA IR + 0.92%	12/10/44	£645,564	830,804
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(c)	SONIA IR + 2.14%	09/13/45	389,132	492,903
Exmoor Funding PLC, Series 2024-1, Class X(c)	SONIA IR + 8.00%	06/25/28	91,154	124,962
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(c)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	523,409
FIGRE Trust, Series 2025-HE1, Class A(b)(c)(d)	5.83%	01/25/55	1,574,277	1,606,392
FIGRE Trust, Series 2025-HE2, Class A(b)(c)(d)	5.78%	03/25/55	16,197,681	16,439,026
FIGRE Trust, Series 2025-HE3, Class E(b)(c)(d)	8.10%	05/25/55	750,000	798,300
FIGRE Trust, Series 2025-HE8, Class A(b)(c)(d)	5.21%	11/25/55	6,040,861	6,031,800
FIGRE Trust, Series 2025-PF1, Class A(b)(c)	5.76%	06/25/55	966,591	986,696
FIGRE Trust, Series 2026-FL1, Class A1(b)(c)(d)	5.49%	03/25/56	4,327,191	4,337,144
FIGRE Trust, Series 2026-HE1, Class A(b)(c)(d)	4.98%	01/25/56	2,062,459	2,041,009
FIGRE Trust, Series 2026-HE1, Class E(b)(c)	6.76%	01/25/56	1,015,000	1,001,805
FIGRE Trust, Series 2026-HE1, Class F(b)(c)	7.90%	01/25/56	576,000	570,528
FIGRE Trust, Series 2026-HE2, Class A(b)(c)(d)	5.05%	01/25/56	5,346,013	5,329,975
FIGRE Trust, Series 2026-HE2, Class E(b)(c)(d)	7.06%	01/25/56	3,370,000	3,329,560
FIGRE Trust, Series 2026-HE2, Class F(b)(c)(d)	8.17%	01/25/56	1,178,000	1,171,403
FIGRE Trust, Series 2026-HE4, Class A(b)(c)	5.30%	05/25/56	10,015,000	10,029,021
FIGRE Trust, Series 2026-HE4, Class E(b)(c)	7.27%	05/25/56	753,000	754,883
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(c)	1M CME TERM SOFR + 0.86%	11/25/36	1,935,742	1,404,575
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(c)	1M CME TERM SOFR + 0.71%	01/25/36	553,547	519,005
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(c)	30D US SOFR + 5.36%	01/25/50	838,000	929,593
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(c)	30D US SOFR + 5.65%	12/25/50	1,789,000	2,050,194
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(c)	30D US SOFR + 10.11%	07/25/50	1,806,000	2,371,459
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(c)	30D US SOFR + 9.51%	09/25/50	477,000	619,814
Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2(b)(c)	30D US SOFR + 4.75%	01/25/51	1,583,000	1,764,728
Freddie Mac STACR REMIC Trust, Series 2021-DNA2, Class B2(b)(c)	30D US SOFR + 4.91%	02/25/50	2,575,000	2,821,685
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class B1(b)(c)(d)	13.47%	03/25/43	2,432,000	2,719,219
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class B1(b)(c)	30D US SOFR + 7.60%	04/25/43	1,021,000	1,135,148
Fremont Home Loan Trust, Series 2004-C, Class M3(c)	1M CME TERM SOFR + 1.84%	08/25/34	170	–
FT RMBS Miravet, Series 2023-1, Class E(c)(d)	3M EUR L + 3.00%	11/26/66	€600,000	696,522
FT RMBS Miravet, Series 2023-1, Class F(c)(d)	3M EUR L + 4.00%	11/26/66	600,000	695,959
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class B1(b)(c)	6.74%	11/25/55	$1,057,000	1,068,099
GSAA Home Equity Trust, Series 2007-8, Class A4(c)	1M CME TERM SOFR + 1.31%	08/25/37	543,797	304,798
Harben Finance, Series 2022-1RA, Class G(b)(c)	SONIA IR + 4.30%	09/28/26	£391,000	533,411
Hermitage 2024 PLC, Series 2024-1, Class E(c)	SONIA IR + 3.90%	04/21/33	155,050	213,674
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(c)	1M CME TERM SOFR + 0.82%	03/25/36	$459,112	294,428
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(c)	1M CME TERM SOFR + 0.71%	03/25/36	785,930	600,922
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(c)	1M CME TERM SOFR + 0.55%	08/25/36	681,969	834,593
Home Re, Ltd., Series 2026-1, Class M1C(b)(c)	30D US SOFR + 2.60%	01/25/31	1,673,000	1,683,875
Home Re, Ltd., Series 2026-1, Class M2(b)(c)(d)	30D US SOFR + 3.20%	01/25/31	1,870,000	1,884,025
Home RE, Ltd., Series 2023-1, Class M1B(b)(c)(d)	30D US SOFR + 4.60%	10/25/33	393,335	401,281
HOMES , Series 2026-NQM2, Class A1(b)(c)(d)	5.49%	03/25/30	2,166,110	2,183,872

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	11

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class M1(b)(c)	6.83%	02/25/27	$1,393,000	$1,396,483
HSI Asset Securitization Corp. Trust, Series 2007-HE1, Class 1A1(c)	1M CME TERM SOFR + 0.25%	01/25/37	921,388	684,131
ICAP , Series 2025-RTL1, Class A1(b)(d)(f)	6.47%	01/25/28	1,753,000	1,787,184
J.P. Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(c)	1M CME TERM SOFR + 0.67%	02/25/36	903,863	686,123
J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(c)(d)	1M CME TERM SOFR + 0.59%	07/25/36	1,163,144	1,157,444
Jeronimo Funding DAC, Series 2025-1, Class D(c)	3M EUR L + 3.00%	10/25/64	€757,000	896,552
JP Morgan Mortgage Trust, Series 2026-ACES1, Class B1(b)(c)	6.50%	02/25/31	$3,213,000	3,220,711
JP Morgan Mortgage Trust, Series 2026-LTV1, Class A1(b)(c)	5.42%	09/25/56	5,754,000	5,770,111
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1(b)(c)(d)	5.50%	03/25/30	2,577,178	2,580,529
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class D(c)	1M EUR L + 3.25%	01/26/65	€557,000	654,843
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class E(c)	1M EUR L + 4.25%	01/26/65	557,000	657,066
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class F(c)	1M EUR L + 5.25%	01/26/65	749,000	905,189
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class D(c)(d)	1M EUR L + 3.25%	01/24/63	936,000	1,094,595
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class E(c)(d)	1M EUR L + 4.25%	01/24/63	1,310,000	1,534,426
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class F(c)(d)	1M EUR L + 5.25%	01/24/63	2,806,000	3,230,062
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class E(c)(d)	1M EUR L + 4.25%	06/24/78	1,798,000	2,089,566
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class F(c)(d)	1M EUR L + 5.50%	06/24/78	598,869	690,077
Landmark Mortgage Securities No 3 PLC, Series 2007-3, Class D(c)(d)	SONIA IR + 4.12%	04/17/44	£419,293	579,140
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(c)(d)	3M EUR L + 0.84%	06/15/45	€500,000	422,135
Lehman Mortgage Trust, Series 2006-9, Class 1A5(c)	1M CME TERM SOFR + 0.71%	01/25/37	$657,405	330,543
Lehman Mortgage Trust, Series 2007-5, Class 6A1(c)	1M CME TERM SOFR + 0.43%	10/25/36	3,178,279	1,109,855
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	500,000	499,750
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	760,000	761,748
LHOME Mortgage Trust, Series 2025-RTL2, Class M1(b)(c)	7.70%	04/25/40	750,000	768,150
LHOME Mortgage Trust, Series 2025-RTL3, Class M1(b)(c)(d)	6.89%	02/25/28	750,000	754,275
LHOME Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	5.99%	07/25/28	1,209,000	1,206,703
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3(c)	1M CME TERM SOFR + 0.43%	11/25/36	2,838,953	842,034
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4(c)	1M CME TERM SOFR + 0.55%	11/25/36	2,458,712	723,599
Magen Capital Group Trust, Series 2026-RTL1, Class A2(b)(d)(f)	7.46%	09/25/28	750,000	752,325
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class D(c)	1M EUR L + 3.25%	06/24/27	€475,000	557,491
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class E(c)	1M EUR L + 4.25%	06/24/27	811,000	945,940
MFA , Series 2024-RTL3, Class A2(b)(f)	6.54%	05/25/28	$752,000	754,406
MFA , Series 2026-NQMR1, Class A1(b)(c)(d)	5.50%	11/25/67	6,565,293	6,596,150
Miravet 2025-1 DAC, Series 2025-1X, Class D(c)(d)	3M EUR L + 2.50%	03/28/28	€1,535,000	1,767,340
Miravet 2025-1 DAC, Series 2025-1X, Class E(c)(d)	3M EUR L + 3.50%	03/28/28	1,147,000	1,300,011
Miravet 2025-1 DAC, Series 2025-1X, Class F(c)(d)	3M EUR L + 4.00%	03/28/28	1,301,000	1,447,675
Molossus Btl PLC, Series 2024-1, Class F(c)	SONIA IR + 4.93%	10/18/26	£399,000	546,659
Molossus Btl PLC, Series 2024-1, Class X(c)	SONIA IR + 4.83%	10/18/26	99,444	137,923
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class M2(c)	1M CME TERM SOFR + 0.65%	02/25/36	$846,256	793,449
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class B1(b)(c)(d)	6.21%	10/25/29	2,255,000	2,250,941
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class B2(b)(c)(d)	7.00%	10/25/29	2,118,000	2,093,855
Mortimer 2024-Mix PLC, Series 2024-MIX, Class X(c)	SONIA IR + 3.73%	06/22/28	£273,862	375,509
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(c)	1M CME TERM SOFR + 0.82%	04/25/37	$1,294,993	1,252,647
New Residential Mortgage Loan Trust, Series 2025-NQM7, Class B1(b)(c)	6.87%	10/26/65	1,440,000	1,451,088
New Residential Mortgage Loan Trust, Series 2026-NQM1, Class B2(b)(c)	6.60%	01/25/30	951,000	922,470

See Notes to Consolidated Financial Statements.

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April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Series 2026-NQM4, Class B2(b)(c)	6.54%	02/25/66	$1,060,000	$1,021,204
Newgate Funding PLC, Series 2006-3X, Class CB(c)(d)	3M EUR L + 0.45%	12/01/50	€2,237,012	2,436,167
Newgate Funding PLC, Series 2007-1X, Class DB(c)	3M EUR L + 0.75%	12/01/50	539,307	570,987
Newgate Funding PLC, Series 2007-2X, Class E(c)	SONIA IR + 3.87%	12/15/50	£419,190	544,379
NYMT Loan Trust, Series 2025-CP1, Class A2(b)(c)(d)	3.75%	11/25/69	$655,000	615,307
NYMT Loan Trust, Series 2025-CP1, Class M1(b)(c)(d)	3.75%	11/25/69	2,168,000	2,034,451
NYMT Loan Trust, Series 2025-CP1, Class M2A(b)(c)(d)	3.75%	11/25/69	1,326,000	1,224,429
NYMT Loan Trust, Series 2026-INV2, Class B1(b)(c)(d)	6.67%	04/25/61	767,000	755,418
OBX , Series 2026-CES1, Class A1A(b)(d)(f)	5.19%	04/25/56	5,641,000	5,659,615
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(c)(d)	1M CME TERM SOFR + 0.94%	08/25/36	804,719	703,808
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(c)	1M CME TERM SOFR + 1.13%	07/25/35	837,293	844,243
Point Securitization Trust, Series 2025-1, Class A1(b)(d)	6.25%	05/25/28	1,388,660	1,402,269
Point Securitization Trust, Series 2025-2, Class A1(b)(d)(f)	5.75%	10/25/28	5,546,052	5,518,322
Point Securitization Trust, Series 2025-2, Class A2(b)(d)(f)	7.00%	10/25/28	2,223,000	2,206,550
Point Securitization Trust, Series 2026-1, Class A1(b)(d)(f)	5.25%	02/25/29	8,700,000	8,568,630
Point Securitization Trust, Series 2026-1, Class A2(b)(d)(f)	6.50%	02/25/29	2,088,000	2,052,295
Polaris PLC, Series 2023-1, Class F(c)(d)	SONIA IR + 8.25%	02/23/61	£1,499,000	2,073,115
Polaris PLC, Series 2023-2, Class F(c)	SONIA IR + 8.75%	02/27/27	403,000	568,808
Polaris PLC, Series 2025-1, Class X(c)(d)	SONIA IR + 3.68%	02/26/68	755,816	1,036,244
Polaris PLC, Series 2025-2, Class X1(c)(d)	SONIA IR + 3.45%	08/25/68	3,985,068	5,461,464
Polaris PLC, Series 2025-3, Class X1(c)(d)	SONIA IR + 3.59%	09/27/29	3,573,578	4,867,865
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.27%	11/25/35	$403,758	300,234
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(f)	3.29%	01/25/36	352,136	310,619
PRPM , Series 2026-NQM2, Class A1(b)(c)(d)	5.26%	04/25/71	2,870,000	2,876,027
PRPM LLC, Series 2025-2, Class A1(b)(f)	6.47%	05/25/30	1,141,173	1,131,816
Radnor Re, Ltd., Series 2024-1, Class B1(b)(c)	30D US SOFR + 5.15%	09/25/34	150,000	156,090
Radnor Re, Ltd., Series 2024-1, Class M1B(b)(c)	30D US SOFR + 2.90%	09/25/34	1,018,847	1,023,941
RALI, Series 2007-QS9, Class A33	6.50%	07/25/37	3,810,895	3,241,928
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(c)(d)	1M CME TERM SOFR + 0.49%	05/25/46	819,290	815,111
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(c)(d)	1M CME TERM SOFR + 0.76%	07/25/36	309,344	221,459
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(c)(d)	1M CME TERM SOFR + 0.81%	07/25/36	456,057	332,147
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(c)	1M CME TERM SOFR + 0.56%	02/25/36	1,382,810	377,230
RMAC Securities No 1 PLC, Series 2006-NS4X, Class B1C(c)	3M EUR L + 0.85%	06/12/44	€359,871	402,091
Rochester Financing No 3 PLC, Series 2021-3, Class E(c)	SONIA IR + 2.50%	12/18/44	£404,000	549,937
Rochester Financing No 3 PLC, Series 2021-3, Class F(c)	SONIA IR + 2.50%	12/18/44	412,000	560,603
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class B1(b)(c)	7.74%	07/25/39	$1,780,000	1,798,868
Saluda Grade Alternative Mortgage Trust, Series 2026-RTL7, Class A1(b)(f)	5.75%	03/25/31	6,463,000	6,459,769
Shamrock Residential 2024-1 DAC, Series 2024-1A, Class E(b)(c)(d)	1M EUR L + 4.25%	01/24/28	€712,000	827,543
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(c)	3M EUR L + 5.00%	06/20/45	507,689	591,685
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(c)(d)	1M CME TERM SOFR + 0.94%	12/25/35	$1,775,259	1,586,371
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(c)	1M CME TERM SOFR + 0.56%	05/25/36	629,818	520,166
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A3(c)	1M CME TERM SOFR + 0.32%	06/25/37	1,655,368	1,077,479
Splitero Trust, Series 2025-1, Class A1(b)(d)(f)	5.75%	11/25/28	5,062,000	5,066,050
Splitero Trust, Series 2025-1, Class A2(b)(d)(f)	7.00%	11/25/28	4,537,000	4,496,167
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(c)	SONIA IR + 5.00%	06/20/60	£465,000	632,909

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	13

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Stratton Mortgage Funding 2024-2 PLC, Series 2024-2X, Class E(c)	SONIA IR + 3.75%	06/28/50	£400,000	$544,438
Stratton Mortgage Funding PLC, Series 2024-3, Class E(c)(d)	SONIA IR + 3.75%	06/25/49	852,000	1,160,811
Stratton Mortgage Funding PLC, Series 2024-3, Class F(c)	SONIA IR + 4.75%	06/25/49	396,000	538,778
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(c)	1M CME TERM SOFR + 0.86%	10/25/35	$1,669,966	1,409,618
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(c)(d)	1M CME TERM SOFR + 0.79%	11/25/35	1,358,977	1,195,220
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(c)	1M CME TERM SOFR + 0.42%	09/25/36	1,852,939	1,068,220
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-W1, Class M1(b)(c)	1M CME TERM SOFR + 0.41%	08/25/46	2,118,285	2,268,471
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class M1(c)	1M CME TERM SOFR + 0.52%	01/25/37	595,975	548,297
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class E(c)	SONIA IR + 3.50%	01/20/27	£833,000	1,137,078
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F(c)	SONIA IR + 4.50%	01/20/27	556,000	759,492
Triangle Re, Ltd., Series 2021-2, Class B1(b)(c)	1M CME TERM SOFR + 7.61%	10/25/33	$469,000	478,286
Triangle Re, Ltd., Series 2021-3, Class B1(b)(c)	30D US SOFR + 4.95%	02/25/34	591,600	601,657
Triangle Re, Ltd., Series 2023-1, Class M1B(b)(c)(d)	30D US SOFR + 5.25%	11/25/33	1,015,000	1,046,262
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(b)(f)	6.68%	10/25/27	1,005,000	1,008,518
TVC Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	7.65%	10/25/27	750,000	751,500
Unison Trust, Series 2026-1, Class A(b)(c)	6.00%	02/25/29	3,424,456	3,325,489
Unlock HEA Trust, Series 2025-2, Class A(b)(d)	6.00%	06/25/31	2,829,886	2,834,980
Unlock HEA Trust, Series 2025-2, Class B(b)(d)	7.25%	02/25/32	1,896,000	1,889,743
Uropa Securities PLC, Series 2007-1, Class B1A(c)(d)	SONIA IR + 1.47%	10/10/40	£531,032	673,727
Uropa Securities PLC, Series 2007-1, Class B1B(c)(d)	3M EUR L + 1.35%	10/10/40	€514,921	559,615
Uropa Securities PLC, Series 2007-1, Class B2A(c)	SONIA IR + 4.12%	10/10/40	£433,748	558,977
Vecht Residential B.V., Series 2023-1, Class X2(c)	3M EUR L + 5.80%	05/22/28	€534,950	656,865
Verus Securitization Trust, Series 2026-4, Class B1(b)(c)	6.67%	04/25/30	$750,000	755,025
VNTV 2025-RTL1 A2(b)(f)	8.01%	03/25/30	750,000	762,825
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(b)(f)	6.51%	03/25/27	1,794,000	1,809,428
Vontive Mortgage Trust, Series 2025-RTL1, Class M(b)(f)	9.50%	03/25/27	2,854,000	2,913,363
Washington Mutual Asset-Backed Certificates WMABS, Series 2006-HE2, Class A3(c)	1M CME TERM SOFR + 0.41%	05/25/36	900,176	705,108
Total Residential Mortgage Backed Securities				$399,145,848
Commercial (15.53%)
20 Times Square Trust, Series 2018-20TS, Class E(b)(c)	3.20%	05/15/35	2,000,000	1,930,600
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class B(b)(c)	1M CME TERM SOFR + 1.56%	09/15/38	3,207,000	3,078,079
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(c)	1M CME TERM SOFR + 2.11%	09/15/38	2,461,000	2,341,641
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(c)	1M CME TERM SOFR + 2.86%	09/15/38	667,000	629,381
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E(b)(c)(d)	1M CME TERM SOFR + 3.86%	09/15/38	4,896,000	4,503,341
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(c)	1M CME TERM SOFR + 5.11%	09/15/38	2,500,000	2,057,500
BBCMS Mortgage Trust, Series 2021-AGW, Class A(b)(c)	1M CME TERM SOFR + 1.36%	06/15/36	1,560,000	1,544,244
BBCMS Mortgage Trust, Series 2021-AGW, Class E(b)(c)(d)	1M CME TERM SOFR + 3.26%	06/15/26	2,243,000	2,225,953
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(c)(d)	1M CME TERM SOFR + 4.11%	06/15/36	1,169,000	1,151,699
BBSG Mortgage Trust, Series 2016-MRP, Class A(b)	3.28%	06/05/26	2,000,000	1,849,600

See Notes to Consolidated Financial Statements.

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1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Series 2025-V13, Class HCD(b)(c)	9.19%	01/15/30	$1,763,000	$1,819,063
Benchmark Mortgage Trust, Series 2025-V13, Class HCE(b)(c)(d)	6.76%	01/15/30	858,000	810,553
BPR Trust, Series 2021-WILL, Class C(b)(c)	1M CME TERM SOFR + 4.11%	06/15/38	500,000	501,250
BPR Trust, Series 2021-WILL, Class E(b)(c)	1M CME TERM SOFR + 6.86%	06/15/38	500,000	501,250
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(b)	3.30%	10/10/47	564,000	56,964
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(c)	4.84%	05/10/49	1,364,000	1,335,356
COMM Mortgage Trust, Series 2014-CR18, Class E(b)	3.60%	07/15/47	726,476	691,678
COMM Mortgage Trust, Series 2019-521F, Class A(b)(c)	1M CME TERM SOFR + 1.05%	06/15/34	2,150,000	2,060,560
COMM Mortgage Trust, Series 2021-2400, Class B(b)(c)	1M CME TERM SOFR + 1.86%	12/15/38	1,608,000	1,589,347
CSMC, Series 2020-FACT, Class B(b)(c)	1M CME TERM SOFR + 2.61%	10/15/37	1,000,000	972,700
CSMC, Series 2020-FACT, Class D(b)(c)	1M CME TERM SOFR + 4.32%	10/15/37	1,159,000	1,077,870
CSMC Trust, Series 2017-PFHP, Class D(b)(c)	1M CME TERM SOFR + 2.30%	12/15/30	734,000	688,052
DBWF Mortgage Trust, Series 2024-LCRS, Class E(b)(c)(d)	1M CME TERM SOFR + 4.19%	04/15/29	2,000,000	2,001,600
Great Wolf Trust, Series 2024-WOLF, Class G(b)(c)(d)	1M CME TERM SOFR + 5.44%	03/15/29	1,939,000	1,973,514
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class F(b)(c)(d)	1M CME TERM SOFR + 3.51%	12/15/36	1,810,510	1,654,625
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(c)	1M CME TERM SOFR + 4.26%	12/15/36	684,344	609,956
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A(b)(c)(d)	1M CME TERM SOFR + 1.41%	05/15/26	538,000	515,243
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class B(b)(c)	1M CME TERM SOFR + 1.86%	05/15/26	1,000,000	938,400
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(c)	1M CME TERM SOFR + 2.26%	05/15/26	426,000	384,763
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class E(b)(c)(d)	1M CME TERM SOFR + 4.19%	09/15/26	15,054,000	15,108,194
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class F(b)(c)(d)	1M CME TERM SOFR + 5.09%	09/15/26	2,303,000	2,311,291
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class E(b)(c)(d)	8.47%	07/13/30	4,239,000	4,325,052
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(c)	PRIME + 0.96%	10/15/32	124,980	123,393
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A(b)(c)	1M CME TERM SOFR + 1.61%	09/15/29	579,351	565,736
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C(b)(c)	1M CME TERM SOFR + 2.21%	09/15/29	135,000	126,954
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(c)	1M CME TERM SOFR + 2.46%	09/15/29	1,000,000	908,500
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(b)	3.50%	11/15/45	1,000,000	718,500
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(b)	3.59%	11/15/45	1,098,000	176,558
JW Trust, Series 2024-BERY, Class E(b)(c)	1M CME TERM SOFR + 3.54%	11/15/29	1,500,000	1,503,750
KRE Commercial Mortgage Trust, Series 2026-ICNA, Class D(b)(c)(d)	1M CME TERM SOFR + 4.00%	04/15/28	747,000	751,407
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class F(b)(c)(d)	1M CME TERM SOFR + 4.25%	09/15/27	2,116,000	2,133,140

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	15

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(c)	4.52%	10/15/48	$2,660,000	$2,604,406
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(c)	4.52%	10/15/48	1,448,395	1,236,929
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(c)	1M CME TERM SOFR + 3.45%	11/15/34	580,000	577,622
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(b)	3.00%	07/15/51	695,000	582,896
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(c)	4.39%	08/15/36	946,000	823,398
Natixis Commercial Mortgage Securities Trust, Series 2022-JERI, Class A(b)(c)	1M CME TERM SOFR + 1.55%	01/15/39	2,084,266	1,988,390
PNW Trust, Series 2026-ARTE, Class E(b)(c)(d)	1M CME TERM SOFR + 5.01%	04/15/29	1,498,000	1,503,093
PRM7 Trust, Series 2025-PRM7, Class F(b)(c)	7.86%	11/10/30	7,330,000	7,286,753
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)(d)	1M CME TERM SOFR + 5.00%	02/15/39	10,469,427	10,503,976
SMRT, Series 2022-MINI, Class E(b)(c)(d)	1M CME TERM SOFR + 2.70%	01/15/39	5,740,000	5,740,574
SMRT, Series 2022-MINI, Class F(b)(c)(d)	1M CME TERM SOFR + 3.35%	01/15/39	1,000,000	994,900
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A(b)(c)(d)	1.96%	06/25/28	829,884	716,356
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(c)	10.72%	04/25/54	423,930	439,403
Velocity Commercial Capital Loan Trust, Series 2024-6, Class M3(b)(c)	6.92%	06/25/34	743,861	739,919
Velocity Commercial Capital Loan Trust, Series 2025-1, Class A(b)(c)(d)	6.03%	07/25/32	6,280,475	6,336,371
Velocity Commercial Capital Loan Trust, Series 2025-1, Class M1(b)(c)(d)	6.68%	12/25/32	666,320	675,049
Velocity Commercial Capital Loan Trust, Series 2025-3, Class A(b)(c)(d)	5.87%	12/25/32	2,317,767	2,327,965
Velocity Commercial Capital Loan Trust, Series 2025-4, Class A(b)(c)(d)	5.19%	09/25/55	2,449,704	2,432,066
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A(b)(c)(d)	5.32%	06/25/33	5,496,165	5,464,837
Velocity Commercial Capital Loan Trust, Series 2026-1, Class A(b)(c)	5.10%	08/25/33	2,363,164	2,335,279
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M1(b)(c)	5.49%	12/25/33	1,025,737	1,013,428
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class D(b)(c)(d)	4.29%	08/15/46	1,401,053	1,014,923
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class E(b)(d)	3.32%	11/15/47	773,000	750,970
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class F(b)	3.32%	11/15/47	1,584,000	1,523,016
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class G(b)	3.32%	11/15/47	1,103,304	987,567
Wilmot Plaza Mezz Loan, Class F(h)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$132,847,343

TOTAL MORTGAGE-BACKED SECURITIES (Cost $521,787,037)				$531,993,191

ASSET-BACKED SECURITIES (44.92%)
Automobile (20.50%)
ACC Trust, Series 2022-1, Class C(b)	3.24%	10/20/52	821,599	83,064
ACM Auto Trust 2024-2, Series 2024-2A, Class B(b)	9.21%	08/20/31	444,288	448,420
ACM Auto Trust 2025-1, Series 2025-1A, Class B(b)	7.87%	10/20/26	750,000	758,325
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(c)	6.40%	01/25/35	€67,578	77,823
Arivo Acceptance Auto Loan Receivables Trust 2024-1, Series 2024-1A, Class D(b)	12.55%	01/15/28	$1,792,000	1,987,866
Arivo Acceptance Auto Loan Receivables Trust 2025-1, Series 2025-1A, Class E(b)(d)	7.30%	07/15/29	795,000	780,769
Asset-Backed European Securitisation Transaction Twenty-Three Sarl, Series 2024-23, Class M(c)	1M EUR L + 6.20%	03/21/34	€763,531	912,533
Auto ABS Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(c)	1M EUR L + 4.25%	02/28/32	115,480	137,813
Auto ABS Spanish Loans FT, Series 2022-1, Class E(c)	1M EUR L + 5.25%	02/28/30	646,690	761,882
Auto ABS Spanish Loans FT, Series 2024-1, Class D(c)	1M EUR L + 2.90%	09/28/38	1,153,630	1,362,914
Auto ABS Spanish Loans FT, Series 2024-1, Class E(c)	1M EUR L + 4.00%	09/28/38	330,875	392,298
AutoFlorence 2 Srl, Series 2021-2, Class F	5.00%	12/24/44	12,499	14,720

See Notes to Consolidated Financial Statements.

16	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Autoflorence 4 Srl, Series 2025-4, Class D(c)	1M EUR L + 4.96%	12/24/44		€1,949,000	$2,286,330
Autonoria DE 2025 FCT, Series 2025-DE, Class G(c)(d)	1M EUR L + 5.14%	04/25/46		3,900,000	4,584,621
Autonoria Spain 2021 FT, Series 2021-SP, Class G(c)	5.25%	01/31/39		107,798	123,962
Autonoria Spain 2022 FT, Series 2022-SP, Class G(c)	1M EUR L + 12.00%	01/31/40		1,079,685	1,357,557
Autonoria Spain 2023 FT, Series 2023-SP, Class F(c)	1M EUR L + 6.90%	09/30/41		450,567	557,958
Autonoria Spain 2025 FT, Series 2025-SP, Class F(c)	1M EUR L + 3.76%	04/30/43		3,303,838	3,905,525
Autonoria Spain 2025 FT, Series 2025-SP, Class G(c)	1M EUR L + 5.38%	04/30/43		777,374	919,403
BBVA Consumer Auto Fondo De Titulizacion, Series 2022-1, Class E(c)	3M EUR L + 8.00%	02/17/36		236,669	292,940
BBVA Consumer Auto FT, Series 2024-1, Class D(c)	3M EUR L + 5.40%	10/22/29		259,038	313,329
BBVA Consumer Auto FT, Series 2024-1, Class E(c)	3M EUR L + 8.20%	10/22/29		1,087,959	1,346,249
BBVA Consumer Auto FT, Series 2024-1, Class Z(c)	3M EUR L + 7.90%	10/22/29		510,582	626,584
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class E(b)(d)	7.17%	05/16/33		$3,064,000	3,087,899
Carvana Auto Receivables Trust, Series 2023-N1, Class E(b)	10.46%	03/10/28		3,645,000	3,879,009
Carvana Auto Receivables Trust, Series 2023-N4, Class E(b)(d)	9.56%	11/10/28		2,107,000	2,243,112
Carvana Auto Receivables Trust, Series 2024-N3, Class E(b)(d)	7.66%	09/10/29		1,250,000	1,255,125
Carvana Auto Receivables Trust, Series 2024-P3, Class XS(b)(c)	N/A(g)	09/10/32		74,640	1,674,598
Carvana Auto Receivables Trust, Series 2024-P4, Class R(b)(h)	N/A(g)	06/10/30		2,000	672,714
Carvana Auto Receivables Trust, Series 2025-P1, Class R(b)(h)	N/A(g)	03/10/33		1,400	609,405
Carvana Auto Receivables Trust, Series 2025-P2, Class XS(b)	N/A(g)	11/10/30		70,519	1,839,812
Carvana Auto Receivables Trust, Series 2025-P3, Class XS(b)	N/A(g)	03/10/31		70,519	5,528,580
Carvana Auto Receivables Trust, Series 2026-P1, Class R(b)(h)	N/A(g)	03/10/34		6,000	3,214,675
Consumer Portfolio Services Auto Trust, Series 2025-A, Class E(b)	7.65%	03/15/29		1,000,000	1,029,300
CPS Auto Receivables Trust, Series 2026-B, Class E(b)(d)	7.14%	11/15/33		2,786,000	2,791,015
Dowson PLC, Series 2024-1, Class F(c)(d)	SONIA IR + 6.95%	08/20/31		£2,305,000	3,199,102
Dowson PLC, Series 2026-1, Class F(c)(d)	SONIA IR + 4.70%	05/20/33		869,000	1,183,737
ECARAT DE, Series 2024-1, Class F(c)	1M EUR L + 4.67%	11/25/35		€279,938	331,544
ECARAT DE SA Compartment, Series 2025-2, Class F(c)(d)	1M EUR L + 4.46%	02/25/37		2,100,000	2,469,628
ECARAT DE SA Compartment Lease, Series 2025-1, Class E(c)(d)	1M EUR L + 3.20%	05/25/34		7,700,000	9,111,346
ECARAT DE SA Compartment Lease, Series 2025-1, Class F(c)(d)	1M EUR L + 4.50%	05/25/34		3,300,000	3,940,502
E-Carat UK PLC, Series 2026-1, Class E(c)	SONIA IR + 2.70%	01/26/34		£1,963,000	2,674,231
E-Carat UK PLC, Series 2026-1, Class F(c)	SONIA IR + 4.35%	01/26/34		2,238,000	3,048,869
E-Carat UK PLC, Series 2026-1, Class G(c)	SONIA IR + 5.33%	01/26/34		3,004,000	4,092,405
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(b)	9.09%	02/16/27		$1,396,000	1,422,245
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(b)(d)	8.23%	03/15/30		3,961,000	4,041,012
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(b)	10.45%	04/15/30		1,989,000	2,103,169
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(b)(d)	11.61%	06/17/30		2,611,000	2,811,003
Exeter Automobile Receivables Trust 2024-2, Series 2024-2A, Class E(b)	7.98%	11/15/28		594,000	620,077
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class E(b)(d)	7.48%	09/15/29		2,780,000	2,877,578
Exeter Automobile Receivables Trust 2025-5, Series 2025-5A, Class E(b)	7.15%	06/15/33		1,226,000	1,233,846
Exeter Automobile Receivables Trust 2026-2, Series 2026-2A, Class E(b)(d)	7.54%	11/15/33		5,258,000	5,331,086
FCT Autonoria DE 2023, Series 2023-DE, Class F(c)(d)	1M EUR L + 7.50%	01/26/43		€147,752	182,587
FCT Autonoria DE 2023, Series 2023-DE, Class G(c)(d)	1M EUR L + 10.50%	01/26/43		147,284	183,461
FinBe USA Trust 2025-1, Series 2025-1A, Class C(b)(d)	8.74%	06/15/28		$6,185,000	6,200,462
Flagship Credit Auto Trust, Series 2021-1, Class R(b)(h)	N/A(g)	04/17/28		2,740	98,478
Flagship Credit Auto Trust, Series 2022-2, Class E(b)	8.20%	06/15/29		926,000	128,158
Flagship Credit Auto Trust, Series 2022-4, Class E(b)	12.66%	01/15/30		1,398,000	1,045,145
Flagship Credit Auto Trust, Series 2023-3, Class E(b)	9.74%	06/17/30		1,000,000	747,200
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(c)	3M EUR L + 12.00%	09/20/38		€190,193	239,120
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(c)	3M EUR L + 7.25%	12/22/30		1,125,293	1,396,278
Golden Bar Securitisation Srl, Series 2021-1, Class E(d)	2.75%	09/22/41		86,720	100,487
Golden Bar Securitisation Srl, Series 2023-2, Class E(c)(d)	3M EUR L + 8.50%	09/22/43		1,008,881	1,246,740
GRDN 2024-1 B	4.49%	12/31/49	SEK	19,195,229	2,094,600

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	17

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Merchants Fleet Funding LLC, Series 2024-1A, Class E(b)	9.35%	01/20/28		$1,000,000	$1,008,700
Metro Finance , Series 2025-2, Class E(c)(d)	1M BBSW + 2.70%	04/16/32	A$	2,490,000	1,794,951
Metro Finance Trust, Series 2026-1, Class E(c)(d)	1M BBSW + 3.05%	07/16/29		1,050,000	756,983
Octane Receivables Trust 2024-2, Series 2024-2A, Class E(b)	9.04%	07/20/32		$750,000	797,625
Pony SA, Series 2024-1, Class E(c)	1M EUR L + 3.75%	08/14/28		€395,227	472,030
Prestige Auto Receivables Trust 2025-1, Series 2025-1A, Class E(b)	8.45%	05/15/29		$888,000	893,417
Red & Black Auto Germany 9 UG, Series 2022-9, Class D(c)	1M EUR L + 5.60%	12/15/26		€145,774	173,982
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2024-3A, Class D(b)(d)	9.04%	03/25/33		$2,558,031	2,566,728
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class D(b)	10.18%	02/25/27		1,357,000	1,369,213
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class E(b)	12.00%	06/27/33		530,000	511,291
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class E(b)(d)	11.09%	12/25/26		5,182,000	5,225,529
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class F(b)(d)	12.00%	11/25/26		5,000,000	4,848,000
Research-Driven Pagaya Motor Asset Trust 2025-4, Series 2025-4A, Class E(b)(d)	10.74%	07/25/27		3,035,000	3,154,275
Research-Driven Pagaya Motor Asset Trust 2026-1, Series 2026-1A, Class E(b)	11.07%	01/25/35		1,350,000	1,342,980
Research-Driven Pagaya Motor Asset Trust 2026-2, Series 2026-2A, Class D(b)(d)	6.86%	04/25/28		4,000,000	3,912,400
Research-Driven Pagaya Motor Asset Trust 2026-R1, Series 2026-R1A, Class D(b)	7.72%	08/25/29		4,599,000	4,531,855
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(b)	10.04%	11/25/30		2,046,336	2,102,814
Research-Driven Pagaya Motor Trust 2025-5, Series 2025-5A, Class CERT(b)(h)	N/A(g)	06/26/34		3,097,000	4,899,266
Research-Driven Pagaya Motor Trust 2025-6, Series 2025-6A, Class E(b)	10.53%	12/25/27		4,102,000	4,103,641
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(b)	10.85%	01/18/30		500,000	517,950
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(c)	12.37%	10/31/33	DKK	5,458,585	863,513
SCF Rahoituspalvelut XIII DAC, Series 2024-13, Class E(c)	1M EUR L + 7.72%	02/25/29		€500,000	609,665
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D(d)	7.25%	02/25/35		626,540	727,258
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(c)	1M EUR L + 5.49%	09/20/38		114,147	130,701
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 3, Series 2022-3, Class E(c)(d)	1M EUR L + 6.50%	06/23/39		606,996	745,829
Tricolor Auto Securitization Trust, Series 2025-2A, Class E(b)	8.35%	10/15/28		$600,000	66,360
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class E(b)	10.44%	04/15/27		700,000	182,070
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class F(b)	16.56%	04/15/27		700,000	108,640
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class E(b)	8.64%	11/15/27		1,400,000	280,140
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class F(b)	13.51%	11/15/27		1,320,000	198,528
Trustee for Metro Finance , Series 2023-1, Class E(c)	1M BBSW + 7.00%	02/18/29	A$	313,727	228,707
Trustee for Metro Finance , Series 2023-1, Class F(c)	1M BBSW + 8.75%	02/18/29		203,498	148,790
United Auto Credit Securitization Trust, Series 2022-1, Class E(b)	5.00%	11/10/28		$606,308	608,309
United Auto Credit Securitization Trust, Series 2023-1, Class E(b)	10.98%	09/10/29		529,000	553,916
United Auto Credit Securitization Trust, Series 2024-1, Class E(b)	10.45%	06/10/27		2,554,000	2,636,239
United Auto Credit Securitization Trust, Series 2025-1, Class E(b)	7.71%	03/10/28		1,185,000	1,193,650
USASF Receivables LLC, Series 2021-1A, Class D(b)	4.36%	03/15/27		1,125,000	112
Veros Auto Receivables Trust, Series 2025-1, Class D(b)(d)	8.79%	05/17/32		1,583,000	1,649,644
Veros Auto Receivables Trust, Series 2026-1, Class D(b)	5.66%	07/15/31		2,262,000	2,253,857
Veros Auto Receivables Trust, Series 2026-1, Class E(b)	7.74%	07/15/31		1,131,000	1,131,905
Total Automobile					$175,313,688

See Notes to Consolidated Financial Statements.

18	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Consumer (15.79%)
ACHV ABS Trust, Series 2024-3AL, Class E(b)(d)	7.00%	12/26/31		$580,415	$572,637
ACHV ABS TRUST, Series 2023-4CP, Class E(b)	10.50%	07/25/26		373,139	375,714
Affirm Asset Securitization Trust, Series 2024-B, Class E(b)	7.35%	05/17/27		4,983,000	5,009,410
Affirm Asset Securitization Trust, Series 2025-X2, Class CERT(b)(h)	N/A(g)	10/15/30		31,818	1,763,115
Aurorus 2023 BV, Series 2023-1, Class E(c)	1M EUR L + 5.35%	10/12/26		€436,225	516,336
Aurorus 2023 BV, Series 2023-1, Class F(c)	1M EUR L + 7.35%	10/12/26		271,285	321,932
Aurorus 2023 BV, Series 2023-1, Class G(c)	1M EUR L + 9.10%	10/12/26		279,423	333,788
Brignole Co., Series 2024-2024, Class D(c)(d)	1M EUR L + 4.00%	02/24/42		271,259	319,067
Brignole Co., Series 2024-2024, Class E(c)(d)	1M EUR L + 5.75%	02/24/42		516,064	615,500
Brignole Co., Series 2024-2024, Class F(c)	1M EUR L + 7.48%	02/24/42		253,773	307,109
Brignole CQ, Series 2024-2024, Class X(c)	1M EUR L + 3.09%	09/24/40		310,199	364,799
Cherry Securitization Trust 2025-1, Series 2025-1A, Class C(b)	9.34%	10/16/28		$750,000	765,525
Compartment BL Consumer Credit 2024, Series 2024-1, Class E(c)	1M EUR L + 4.10%	03/25/27		€438,000	520,338
Compartment BL Consumer Credit 2024, Series 2024-1, Class F(c)	1M EUR L + 5.80%	03/25/27		462,000	549,664
Equify ABS 2024-1 LLC, Series 2024-1A, Class D(b)	7.77%	05/15/28		$500,000	501,350
FCT Noria 2021, Series 2021-1, Class F(c)	1M EUR L + 3.70%	10/25/49		€131,125	154,543
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		229,468	266,275
Fortuna Consumer Loan Abs DAC, Series 2026-1, Class F(c)(d)	1M EUR L + 4.59%	10/18/37		2,500,000	2,949,425
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32		464,765	536,749
FTA Santander Consumo 6, Series 2024-6, Class E(c)	3M EUR L + 5.50%	09/21/29		6,472,762	7,764,783
FTA Santander Consumo 6, Series 2024-6, Class F(c)	3M EUR L + 8.10%	03/21/27		2,024,907	2,431,236
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class D(c)	3M EUR L + 3.40%	02/25/34		326,205	385,536
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class E(c)	3M EUR L + 5.35%	02/25/34		1,174,337	1,390,548
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(c)(d)	3M EUR L + 8.00%	06/28/33		876,308	1,079,516
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 3, Series 2025-3, Class E(c)(d)	3M EUR L + 3.30%	10/25/35		3,086,286	3,627,340
GoodLeap Home Improvement Solutions Trust 2024-1, Series 2024-1A, Class C(b)	8.94%	04/20/33		$777,696	796,827
GoodLeap Home Improvement Solutions Trust 2025-1, Series 2025-1A, Class C(b)	7.83%	02/20/49		1,011,102	1,015,855
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class E(b)(d)	8.75%	10/27/59		413,548	428,726
GreenSky Home Improvement Issuer Trust 2025-1, Series 2025-1A, Class E(b)(d)	8.65%	03/25/60		1,190,217	1,221,044
GreenSky Home Improvement Issuer Trust 2025-2, Series 2025-2A, Class E(b)(d)	7.79%	06/25/60		1,000,000	1,016,900
Latitude Australia Credit Card Master Trust, Series 2024-2, Class E(c)	1M BBSW + 4.20%	03/22/29	A$	879,000	635,791
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(b)	8.45%	10/15/29		$511,020	169,965
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(b)(h)	N/A(g)	09/15/31		1,686	21,798
Noria DE 2024, Series 2024-DE1, Class F(c)(d)	1M EUR L + 4.50%	02/25/43		€980,198	1,152,036
Noria DE 2024, Series 2024-DE1, Class G(c)(d)	1M EUR L + 7.25%	02/25/43		630,127	765,005
Oportun Funding Trust, Series 2024-3, Class D(b)	9.60%	01/18/28		$800,000	810,400
Pagaya AI Debt Grantor Trust, Series 2024-5, Class D(b)	12.97%	05/15/26		412,346	415,026
Pagaya AI Debt Grantor Trust, Series 2025-5, Class E(b)(d)	9.70%	03/15/33		3,096,880	3,133,424
Pagaya AI Debt Grantor Trust, Series 2025-5, Class F(b)(d)	12.00%	03/15/33		1,199,954	1,177,154
Pagaya AI Debt Grantor Trust, Series 2025-R3, Class E(b)(d)	8.93%	01/18/33		1,434,428	1,438,158
Pagaya AI Debt Grantor Trust, Series 2026-1, Class D(b)	5.74%	11/15/27		3,977,000	3,971,830
Pagaya AI Debt Grantor Trust, Series 2026-1, Class E(b)	9.23%	09/15/27		5,052,000	5,056,042
Pagaya AI Debt Grantor Trust 2024-6 and Pagaya AI Debt Trust, Series 2024-6, Class D(b)	11.35%	06/15/26		428,327	432,353
Pagaya AI Debt Selection Trust, Series 2024-7, Class D(b)(d)	10.90%	12/15/31		452,077	459,356
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(c)(e)(h)	N/A(g)	05/17/27		510,470	66
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(b)	4.09%	11/15/27		20,330	20,228

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	19

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Trust, Series 2025-4, Class E(b)(d)	11.60%	01/17/33		$14,999,467	$15,245,458
Pagaya AI Debt Trust, Series 2025-R1, Class E(b)	12.11%	06/15/32		72,762	73,205
Pagaya AI Debt Trust, Series 2026-R1, Class D(b)	5.75%	12/15/33		1,466,000	1,451,047
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-1, Class E(b)(d)	11.28%	01/20/33		3,000,000	3,063,300
Plenti PL-Green ABS Trust, Series 2024-1, Class F(c)	1M BBSW + 7.80%	06/11/35	A$	331,122	239,481
Plenti PL-Green ABS Trust, Series 2024-2, Class F(c)	1M BBSW + 4.90%	04/11/36		777,523	561,496
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class D(b)	11.24%	11/15/26		$398,437	400,509
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class E(b)	15.49%	11/15/26		1,000,000	933,400
Purchasing Power Funding LLC, Series 2026-A, Class E(b)	7.54%	02/15/28		750,000	743,400
Quarzo Srl, Series 2024-1, Class D(c)	3M EUR L + 3.70%	06/15/41		€297,570	354,522
RCKT Trust 2025-PL1, Series 2025-1A, Class E(b)	7.12%	07/25/34		$1,750,000	1,747,550
RCKT Trust 2025-PL1, Series 2025-1A, Class R1(b)(h)	N/A(g)	07/25/34		328,000	2,223,015
RCKT Trust 2025-PL2, Series 2025-2A, Class R1(b)(h)	N/A(g)	11/27/34		164,000	853,508
Republic Finance Issuance Trust, Series 2024-B, Class D(b)(d)	8.83%	10/22/29		2,084,000	2,118,803
SABADELL CONSUMO 2 FDT, Series 2022-2, Class E(c)	1M EUR L + 7.75%	12/24/34		€453,364	557,111
Santander Consumo 10 FT, Series 2026-10, Class F(c)	3M EUR L + 4.80%	05/22/41		1,800,000	2,116,190
Sunbit Asset Securitization Trust, Series 2025-1, Class D(b)	7.92%	02/15/28		$4,140,000	4,178,916
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class E(c)(d)	1M EUR L + 8.50%	07/27/29		€472,489	579,836
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class F	15.00%	07/27/29		85,907	106,887
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class D(c)	1M EUR L + 4.00%	10/27/42		823,402	992,594
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class E(c)	1M EUR L + 5.65%	10/27/42		570,048	680,422
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class F(c)	1M EUR L + 8.50%	10/27/42		570,048	690,325
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class D(c)(d)	1M EUR L + 3.00%	10/27/43		2,000,000	2,350,618
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class E(c)(d)	1M EUR L + 4.40%	10/27/43		1,100,000	1,292,582
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class F(c)	1M EUR L + 5.39%	10/27/43		4,400,000	5,133,138
UPG HI Issuer Trust, Series 2025-2, Class C(b)	8.80%	04/25/32		$1,367,000	1,382,584
Upgrade Master Pass-Thru Trust, Series 2025-P1, Class CERT(b)(h)	N/A(g)	01/15/30		2,000,000	1,021,965
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(b)(h)	N/A(g)	04/20/30		500,000	81,876
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(b)(h)	N/A(g)	04/20/30		1,500,000	245,628
Upstart Pass-Through Trust, Series 2021-ST1, Class CERT(b)(h)	N/A(g)	02/20/27		8,571,429	28,315
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT(b)(h)	N/A(g)	07/20/27		8,621,000	125,676
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT(b)(h)	N/A(g)	07/20/27		5,172,000	140,901
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT(b)(h)	N/A(g)	09/20/29		7,000,000	321,012
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT(b)(h)	N/A(g)	10/20/29		2,966,000	174,408
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(b)(h)	N/A(g)	11/20/29		1,000,000	93,280
Upstart Securitization Trust, Series 2024-1, Class C(b)	8.68%	11/20/34		1,867,000	1,966,884
Upstart Securitization Trust, Series 2021-4, Class CERT(b)(h)	N/A(g)	09/20/31		6,175	355,593
Upstart Securitization Trust, Series 2022-2, Class C(b)	8.43%	11/20/26		930,585	763,638
Upstart Securitization Trust, Series 2023-1, Class C(b)	11.10%	02/20/33		428,707	434,708
Upstart Securitization Trust, Series 2023-2, Class C(b)(d)	11.87%	04/20/28		448,000	468,653
Upstart Securitization Trust, Series 2023-2, Class C(b)(d)	11.87%	06/20/33		1,119,000	1,170,586
Upstart Securitization Trust, Series 2025-1, Class C(b)	9.27%	04/20/35		1,028,000	1,095,848
Upstart Securitization Trust, Series 2025-2, Class D(b)(d)	8.00%	06/20/35		2,433,000	2,506,720
Upstart Securitization Trust, Series 2025-3, Class D(b)(d)	7.41%	09/20/35		1,369,000	1,385,154
Upstart Securitization Trust, Series 2025-4, Class D(b)	7.67%	11/20/35		2,734,000	2,775,557
Upstart Securitization Trust, Series 2026-1, Class C(b)	5.54%	03/20/36		1,746,000	1,718,413

See Notes to Consolidated Financial Statements.

20	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Series 2026-1, Class D(b)	7.32%	03/20/36		$2,183,000	$2,169,247
Upstart Securitization Trust, Series 2026-2, Class C(b)(d)	5.83%	05/20/36		965,000	966,640
Upstart Securitization Trust, Series 2026-2, Class D(b)(d)	7.35%	05/20/36		3,119,000	3,138,650
Upstart Structured Pass-Through Trust, Series 2022-4A, Class C(b)	10.90%	11/15/30		2,147,635	2,179,205
UPX HIL Issuer Trust, Series 2025-1, Class C(b)	7.67%	06/25/32		741,000	751,300
Zip Master Trust, Series 2024-2, Class E(c)	1M BBSW + 6.00%	09/10/27	A$	740,000	543,349
Zip Master Trust, Series 2025-1, Class E(c)(d)	1M BBSW + 4.00%	07/10/28		1,140,000	823,591
Total Consumer					$135,076,913
Other Asset-Backed Securities (8.63%)
Avant Loans Funding Trust, Series 2025-REV1, Class D(b)(d)	8.39%	12/15/28		$4,768,000	4,833,798
Avant Loans Funding Trust, Series 2026-REV1, Class E(b)	8.44%	05/15/30		1,427,000	1,444,837
BBVA Consumer FT, Series 2025-1, Class E(c)	3M EUR L + 6.00%	11/21/31		€3,209,835	3,839,242
CFG Investments, Ltd., Series 2025-1, Class B(b)(d)	9.16%	07/25/29		$2,343,000	2,383,534
Conn's Receivables Funding LLC, Series 2024-A, Class B(b)	9.80%	01/16/29		73,714	74,119
Conn's Receivables Funding LLC, Series 2024-A, Class C(b)	10.34%	01/16/29		1,080,000	577,368
Flagstar Bank NA(c)(d)	3M CME TERM SOFR + 3.04%	11/06/28		8,612,000	8,246,851
Foundation Finance Trust 2025-2, Series 2025-2A, Class E(b)(d)	8.35%	04/15/52		1,283,897	1,284,154
Island Finance Trust 2025-1, Series 2025-1A, Class B(b)	7.95%	03/19/35		750,000	759,075
Island Finance Trust 2025-1, Series 2025-1A, Class C(b)	10.00%	03/19/35		802,000	814,752
Mariner Finance Issuance Trust 2025-A, Series 2025-AA, Class E(b)(d)	8.64%	07/20/30		750,000	771,900
MMP Capital LLC, Series 2025-A, Class C(b)	8.41%	12/15/31		750,000	758,400
Mosaic Solar Loan Trust 2022-1, Series 2022-1A, Class B(b)	3.16%	03/20/36		190,268	131,913
Mosaic Solar Loan Trust 2023-2, Series 2023-2A, Class A(b)	5.36%	08/20/37		274,169	260,872
Mosaic Solar Loan Trust 2024-2, Series 2024-2A, Class B(b)	6.30%	09/20/40		1,126,342	895,554
National Collegiate Student Loan Trust, Series 2005-3, Class B(c)	1M CME TERM SOFR + 0.61%	07/27/37		1,649,966	1,355,447
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(b)(h)	N/A(g)	07/15/69		2,514	586,400
NMEF Funding LLC, Series 2025-B, Class E(b)(d)	7.66%	01/18/33		3,500,000	3,551,450
NOW Trust, Series 2025-1, Class E(c)	1M BBSW + 3.50%	02/14/34	A$	1,103,503	795,873
NOW Trust, Series 2025-2, Class E(c)(d)	1M BBSW + 2.80%	09/14/29		2,320,000	1,668,228
NP SPE IX LP, Series 2019-1A, Class A2(b)(d)	3.24%	09/20/26		$3,367,509	3,157,713
NP SPE X LP, Series 2021-1A, Class A1(b)	2.23%	09/19/26		1,030,179	929,015
Oportun Funding Trust, Series 2025-1, Class D(b)	8.27%	08/16/32		750,000	753,525
Oportun Issuance Trust, Series 2025-B, Class E(b)(d)	9.40%	05/09/33		2,250,000	2,238,750
Oportun Issuance Trust, Series 2026-A, Class D(b)	6.28%	01/09/34		4,423,000	4,416,366
Oportun Issuance Trust, Series 2026-A, Class E(b)	9.38%	01/09/34		1,404,000	1,391,224
SBL Holdings, Inc.(b)(c)(i)	5Y US TI + 5.62%	12/31/99		7,200,000	6,515,160
SoFi Professional Loan Program, Series 2018-D, Class R1(b)(h)	N/A(g)	02/25/48		27,236	130,578
SoFi Professional Loan Program, Series 2019-A, Class R1(b)(h)	N/A(g)	06/15/48		32,016	168,314
SoFi Professional Loan Program, Series 2020-A, Class R1(b)(h)	N/A(g)	05/15/46		10,720	109,735
SoFi Professional Loan Program, Series 2020-A, Class R1(b)(h)	N/A(g)	05/15/46		14,661	150,078
SoFi Professional Loan Program, Series 2020-B, Class R1(b)(h)	N/A(g)	05/15/46		15,664	266,968
SoFi Professional Loan Program, Series 2021-A, Class R1(b)(h)	N/A(g)	08/17/43		35,142	245,982
SoFi Professional Loan Program, Series 2021-B, Class R1(b)(h)	N/A(g)	02/15/47		14,625	324,130
Stream Innovations 2025-1 Issuer Trust, Series 2025-1A, Class D(b)(d)	8.40%	09/15/45		2,173,796	2,215,750
Sunrise Spv 97 Srl, Series 2025-2, Class E(c)(d)	1M EUR L + 2.85%	10/27/50		€3,860,000	4,548,928
Sunrise Spv 98 Srl, Series 2026-1, Class E(c)(d)	1M EUR L + 2.85%	04/27/51		2,989,000	3,509,139
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class D(b)	8.90%	03/15/28		$3,020,000	3,106,372
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class E(b)(d)	11.53%	06/15/28		4,274,000	4,454,363
Youni Italy Srl, Series 2025-1, Class X(c)	1M EUR L + 4.00%	04/25/35		€117,152	138,557
Total Other Asset-Backed Securities					$73,804,414

TOTAL ASSET-BACKED SECURITIES (Cost $399,996,258)					$384,195,015

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	21

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
CORPORATE BONDS (0.23%)
Arbor Realty SR, Inc.(b)	8.50%	12/15/28	$976,000	$968,167
Velocity Commercial Capital LLC(b)	9.38%	02/15/31	1,011,000	1,046,279

TOTAL CORPORATE BONDS (Cost $1,986,962)				$2,014,446

COLLATERALIZED LOAN OBLIGATIONS (6.75%)(c)
AB BSL CLO 7, Ltd., Series 2026-7A, Class E(b)	3M CME TERM SOFR + 5.60%	01/15/39	$2,064,000	$2,046,250
AGL CLO 24, Ltd., Series 2025-24A, Class ER(b)	3M CME TERM SOFR + 6.84%	03/31/38	1,916,000	1,794,909
Apex Credit Clo 13, Ltd., Series 2026-13A, Class E(b)	3M CME TERM SOFR + 7.50%	01/22/39	4,235,000	4,207,049
Arini US CLO IV, Ltd., Series 2026-4A, Class D(b)	3M CME TERM SOFR + 2.95%	01/15/39	1,281,000	1,284,971
Arini US CLO IV, Ltd., Series 2026-4A, Class E(b)	3M CME TERM SOFR + 5.60%	01/15/39	3,358,000	3,365,052
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class F(b)	3M CME TERM SOFR + 7.86%	07/19/31	1,538,000	891,579
Bain Capital Credit CLO 2018-2, Series 2018-2X, Class F	3M CME TERM SOFR + 7.86%	07/19/31	192,000	111,302
Bain Capital Credit CLO 2020-4, Ltd., Series 2025-4A, Class ERR(b)	3M CME TERM SOFR + 6.75%	10/20/36	2,751,000	2,593,918
Brant Point CLO 2023-2, Ltd., Series 2026-2A, Class ER(b)	3M CME TERM SOFR + 6.15%	01/29/39	3,031,000	3,012,208
Brant Point CLO 2025-9, Ltd., Series 2026-9A, Class A1(b)	3M CME TERM SOFR + 6.15%	01/20/39	7,120,000	7,122,848
Bridge Street CLO II, Ltd., Series 2026-1A, Class ER(b)	3M CME TERM SOFR + 6.85%	01/20/39	2,087,000	2,013,746
Cedar Funding X CLO, Ltd., Series 2024-10A, Class ER2(b)	3M CME TERM SOFR + 6.75%	10/20/37	2,115,000	1,992,118
Chenango Park CLO, Ltd., Series 2018-1A, Class D(b)	3M CME TERM SOFR + 6.06%	04/15/30	751,000	708,869
CQS US CLO 6, Ltd., Series 2026-6A, Class E(b)(d)	3M CME TERM SOFR + 6.85%	03/31/39	971,000	961,678
Croton Park CLO, Ltd., Series 2024-1A, Class E(b)	3M CME TERM SOFR + 5.55%	10/15/36	1,342,000	1,291,407
Crown City CLO VI, Series 2024-6A, Class E(b)	3M CME TERM SOFR + 6.50%	07/15/37	2,686,000	2,656,723
Harvest US CLO 2023-1, Ltd., Series 2026-1A, Class ER(b)	3M CME TERM SOFR + 6.10%	01/15/37	2,117,000	2,039,729
ICG US CLO 2021-1, Ltd., Series 2021-1A, Class E(b)	3M CME TERM SOFR + 6.59%	04/17/34	1,150,000	1,039,600
Invesco US CLO 2024-1, Ltd., Series 2024-1RA, Class ER(b)	3M CME TERM SOFR + 7.40%	04/15/37	1,795,000	1,696,275
Man Capital CLO 2021-2R, Ltd., Series 2026-2RA, Class ER(b)	3M CME TERM SOFR + 7.18%	04/17/39	781,000	756,867
Mountain Point CLO 1, Ltd., Series 2026-1A, Class E(b)(d)	3M CME TERM SOFR + 6.00%	04/20/39	2,457,000	2,446,435
Northwoods Capital XV, Ltd., Series 2025-15A, Class ER3(b)	3M CME TERM SOFR + 7.25%	03/20/38	934,000	894,118
OHA Credit Funding 4, Ltd., Series 2019-4A, Class SUB(b)(h)	N/A(g)	10/22/32	820,000	500,200
OZLM XI, Ltd., Series 2017-11X, Class ER	3M CME TERM SOFR + 8.71%	10/30/30	164,947	–
Palmer Square CLO 2020-3, Ltd., Series 2025-3A, Class DR3(b)	3M CME TERM SOFR + 6.50%	11/15/36	1,795,000	1,716,558

See Notes to Consolidated Financial Statements.

22	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Palmer Square CLO 2022-3, Ltd., Series 2024-3A, Class ER(b)	3M CME TERM SOFR + 6.50%	07/20/37		$1,451,000	$1,421,545
Polus US Clo III, Ltd., Series 2026-3A, Class D1(b)(d)	3M CME TERM SOFR + 3.20%	01/20/39		2,049,000	2,058,016
Polus US Clo III, Ltd., Series 2026-3A, Class E(b)(d)	3M CME TERM SOFR + 5.85%	01/20/39		1,591,000	1,560,771
Rad CLO 12, Ltd., Series 2025-12A, Class DR(b)	3M CME TERM SOFR + 6.65%	07/30/40		3,179,000	2,990,803
RR 18, Ltd., Series 2025-18A, Class DR(b)	3M CME TERM SOFR + 4.90%	07/15/40		755,000	749,413
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(b)	3M CME TERM SOFR + 1.16%	11/05/35		529,000	91,252
TCW CLO 2025-2, Ltd., Series 2025-2A, Class E(b)	3M CME TERM SOFR + 6.25%	01/15/39		982,000	959,316
Whitebox CLO IV, Ltd., Series 2025-4A, Class D2R(b)	3M CME TERM SOFR + 6.00%	04/20/36		750,000	749,925

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $59,047,359)					$57,725,450

PRIVATE SECURED DEBT (4.62%)
Banco Invex, S.A., Series 2025-1, Tranche C	7.90%	08/28/34	MX$	54,000,000	3,091,987
BriteCap SPV 3 LLC, Loan Facility(c)(h)(j)	1M CME TERM SOFR + 6.75%	06/30/27		$6,197,947	6,197,947
Bullock Legal Group, Loan Facility(h)(j)	1M CME TERM SOFR + 13.00%, 18.00 Floor%	03/28/28		2,647,386	2,647,386
Burns Charest LLP, Delayed Draw Term Loan Participation Interest(h)(j)	1M CME TERM SOFR + 16.00%	02/27/30		2,183,775	2,183,775
Cherry SPV VI LLC, Class B Facility(h)(j)	1M CME TERM SOFR + 10.50%	01/27/28		1,001,023	1,001,023
Experity Ventures SPV IV LLC, Series 2025-I, Class B	12.00%	12/20/26		3,425,000	3,430,822
Jonas Catalog Holdings I, LLC, Term Loan(h)(j)	11.00%	09/19/29		1,960,584	1,960,584
Matthew R. Stubbs, LLC, Tranche B Facility Interest(h)	12.00%	03/23/27		6,486,617	6,486,617
Mercury Broadband, LLC, Delayed Draw Term Loan(h)(j)	1M CME TERM SOFR + 6.00%	01/09/31		1,029,000	1,029,000
Reach Consumer 2022-1, LLC, Class B Facility(h)(j)	1M CME TERM SOFR + 7.00%	11/27/27		3,912,500	3,912,500
RSD Funding 2025, LLC, Participation Interest(h)(j)	12.00%	09/13/27		3,188,505	3,188,505
SWF Funding LLC, Loan Facility, Tranche 2(h)(j)	1M CME TERM SOFR + 7.00%	09/23/28		221,684	221,684
SWF Funding LLC, Loan Facility(c)(h)(j)	1M CME TERM SOFR + 8.00%	09/23/27		4,124,830	4,201,286

TOTAL PRIVATE SECURED DEBT (Cost $39,152,998)					$39,553,116

	Shares	Fair Value
EQUITY (5.67%)
Common Stocks (2.55%)
Apollo Commercial Real Estate Finance, Inc.	100,000	$1,094,000
Blackstone Mortgage Trust, Inc.	100,000	1,899,000
Invesco Senior Loan ETF	725,000	14,920,500
Starwood Property Trust, Inc.	114,000	2,093,040

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	23

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value
Common Stocks (continued)
TPG RE Finance Trust, Inc.	211,740	$1,791,321

Total Common Stocks		$21,797,861

	Rate	Shares	Fair Value
Preferred Stocks (3.12%)(c)(i)(k)
Adamas Trust, Inc.	6.88%	50,000	$1,207,500
Brighthouse Financial, Inc.	6.60%	102,100	1,654,020
Brighthouse Financial, Inc.	5.38%	190,198	2,516,319
Chimera Investment Corp.	8.00%	67,082	1,636,801
Enstar Group, Ltd.	7.00%	33,335	766,705
KKR Real Estate Finance Trust, Inc.	6.50%	144,985	2,628,578
New York Mortgage Trust, Inc., Series D	8.00%	144,662	3,419,810
New York Mortgage Trust, Inc., Series E	7.88%	37,020	941,048
PPL Home Healthcare(h)	12.00%	3,000,000	3,000,000
Rithm Capital Corp.	6.38%	227,261	5,695,161
Rithm Capital Corp.	7.00%	33,344	838,601
TPG RE Finance Trust, Inc.	6.25%	127,534	2,350,452

Total Preferred Stocks			$26,654,995

TOTAL EQUITY (Cost $47,875,295)			$48,452,856

Description	Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS (7.50%)
United States Treasury Bill	3.54%	10/08/26	$50,000,000	$49,205,065
United States Treasury Bill	3.60%	07/07/26	15,000,000	14,899,557

TOTAL SHORT-TERM INVESTMENTS (Cost $64,103,958)				$64,104,622

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (10.32%)
BlackRock Liquidity Funds T-Fund	3.54%	83,713,307	$83,713,307
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3.55%	2,454,045	2,454,045
BNY Mellon U.S. Treasury Fund, Institutional Class	3.51%	2,060,000	2,059,999

TOTAL MONEY MARKET FUNDS (Cost $88,227,351)			$88,227,351

Fair Value
TOTAL INVESTMENTS (142.22%) (Cost $1,222,177,218)	1,216,266,047

Liabilities in Excess of Other Assets (-42.22%)(l)	(361,003,981)
NET ASSETS (100.00%)	$855,262,066

Percentages above are stated as a percentage of net assets as of April 30, 2026

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

See Notes to Consolidated Financial Statements.

24	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

SONIA IR - Sterling Over Night Index Average

BBSW - Bank Bill Swap Rate

SOFR - Secured Overnight Financing Rate

Reference Rates as of April 30, 2026:

1M EUR L - 1 Month EURIBOR was 1.98%

3M EUR L - 3 Month EURIBOR was 2.20%

1M BBSW - 1 Month BBSW was 4.20%

5Y US TI - US Treasury Yield was 4.02%

30D US SOFR - 30 Day US SOFR was 3.65%

1M CME TERM SOFR - CME Term SOFR 1 Month was 3.65%

3M CME TERM SOFR - CME Term SOFR 3 Month was 3.66%

SONIA - SONIA Overnight Interest Rate was 3.73%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of April 30, 2026, the aggregate market value of those securities was $719,065,896, representing 84.08% of net assets.
(c)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	On April 30, 2026, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $489,272,868.
(e)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(f)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(g)	Interest only security.
(h)	Perpetual maturity.
(i)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2026.
(j)	Securities have associated unfunded commitments of $2,346,500 to Reach Cap One Mezz 2025, $3,593,785 to SWF Funding LLC, Loan Facility, $798,977 to Cherry SPV VI LLC, $561,495 to RSD Funding 2025, LLC, Participation Interest, $352,614 to Bullock Legal Group, Loan Facility, $2,455,197 to Jonas Catalog Holdings I, LLC, Term Loan, $471,000 to Mercury 1L DDTL 2025, $236,225 to Burns Charest LLP, Delayed Draw Term Loan Participation Interest, $1,302,053 to BriteCap SPV 3 LLC, Loan Facility respectively.
(k)	Non-income producing security.
(l)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at April 30, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Markit CMBX BBB-Index, Series 15	Morgan Stanley	3.00%	USD	11/18/64	7.26%	$7,000,000	$(1,051,167)	$1,300,625	$249,458
Markit CMBX BB Index, Series 14	Morgan Stanley	5.00%	USD	12/16/72	22.33%	2,000,000	(687,833)	808,750	120,917
							$(1,739,000)	$2,109,375	$370,375

See Notes to Consolidated Financial Statements.

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1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at April 30, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 46	ICE	5.00%	USD	6/20/31	3.28%	$92,411,112	$6,585,653	$(6,850,567)	$(264,914)
Markit CDX NA High Yield Index, Series 45	ICE	5.00%	USD	12/20/30	3.10%	239,582	17,473	(18,307)	(834)
							$6,603,126	$(6,868,874)	$(265,748)

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - BUY PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at April 30, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 44	ICE	5.00%	USD	6/20/30	2.84%	$38,501	$(2,932)	$2,694	$(238)
Markit CDX NA High Yield Index, Series 41	ICE	5.00%	USD	12/20/28	2.44%	5,940	(366)	307	(59)
Markit CDX NA High Yield Index, Series 43	ICE	5.00%	USD	12/20/29	2.70%	1,479	(108)	58	(49)
							$(3,406)	$3,059	$(346)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Financial Statements.

26	www.1wscapital.com

1WS Credit Income Fund	Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive	LCH Ltd.	SOFR	06/20/2030	$45,380,000	USD	3.58%	$220,781
Receive	LCH Ltd.	SOFR	06/20/2027	33,775,000	USD	3.59%	57,668
Receive	LCH Ltd.	SOFR	06/20/2032	1,911,000	USD	3.63%	15,854
Pay	LCH Ltd.	SOFR	06/20/2029	21,700,000	USD	4.01%	200,486
Pay	LCH Ltd.	SOFR	04/04/2030	48,000	USD	4.06%	515
Pay	LCH Ltd.	SOFR	04/04/2028	415,000	USD	4.20%	3,618
Pay	LCH Ltd.	SOFR	04/05/2027	21,000	USD	4.35%	119
							$499,041
Receive	LCH Ltd.	SOFR	06/20/2030	$2,390,000	USD	3.97%	$(23,884)
Receive	LCH Ltd.	SOFR	06/20/2028	34,306,000	USD	4.08%	(251,395)
Receive	LCH Ltd.	SOFR	04/04/2029	29,896,000	USD	4.11%	(341,906)
Receive	LCH Ltd.	SOFR	06/20/2027	300,000	USD	4.21%	(1,563)
							$(618,748)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	349	June 2026	$(72,286,625)	$145,638
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	1,331	June 2026	(143,529,634)	1,903,663
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	71	June 2026	(7,852,156)	187,466
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	91	June 2026	(6,545,175)	(104,268)
EUR/BOB CURRENCY	Wells Fargo Securities, LLC	Short	4	June 2026	(542,107)	6,315
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	533	June 2026	(78,351,000)	(1,242,054)
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	323	June 2026	(27,457,019)	(506,887)
MXN/USD CURRENCY	Wells Fargo Securities, LLC	Short	108	June 2026	(3,079,620)	(81,183)
SEK/USD CURRENCY	Wells Fargo Securities, LLC	Short	12	June 2026	(2,607,000)	(20,224)
					(342,250,336)	$288,466

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital. com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	27

1WS Credit Income Fund	Consolidated Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

ASSETS:
Investments, at fair value (Cost $1,222,177,218)	$1,216,266,047
Cash	1,357
Foreign Currency, at fair value (Cost 12,818,674)	12,882,003
Unrealized appreciation on credit default swap contracts	370,375
Receivable on derivative contracts	835,816
Variation margin receivable on centrally cleared swap contracts	189,303
Receivable for investment securities sold	15,537,120
Interest receivable	4,304,199
Capital shares sold receivable	1,607,472
Deposits held with brokers for derivatives and reverse repurchase agreements	5,754,145
Accrued dividend income	239,442
Receivable on swap contracts premiums	4,756,440
Prepaid expenses and other assets	79,980
Total Assets	1,262,823,699

LIABILITIES:
Payable for investment securities purchased	43,660,107
Payable for reverse repurchase agreements, including accrued interest of $835,606	359,935,411
Unrealized depreciation on interest rate swap contracts	119,707
Variation margin payable on futures contracts	1,110,833
Payable for shareholder servicing and distribution fees for Class A-2	251,732
Net payable to Adviser for investment advisory fees	1,369,219
Accrued fund accounting, administration and compliance fees payable	350,993
Other payables and accrued expenses	763,631
Total Liabilities	407,561,633
Net Assets Attributable to Shareholders	$855,262,066

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$858,296,877
Total distributable earnings (accumulated loss)	(3,034,811)
Net Assets Attributable to Shareholders	$855,262,066

NET ASSET VALUE
Class I:
Net assets	$447,479,150
Shares outstanding (unlimited shares authorized, par value $0.001 per share)	23,345,501
Net Asset Value per Share	$19.17
Class A-2:
Net assets	$407,782,916
Shares outstanding (unlimited shares authorized, par value $0.001 per share)	22,103,169
Net Asset Value per Share	$18.45

See Notes to Consolidated Financial Statements.

28	www.1wscapital.com

1WS Credit Income Fund	Consolidated Statement of Operations

For the Six Months Ended April 30, 2026 (Unaudited)
INVESTMENT INCOME:
Dividends on short term money market funds	$2,634,315
Interest	39,752,841
Total Investment Income	42,387,156

EXPENSES:
Investment advisory fee	8,465,248
Fund Accounting and Administration fees	908,008
Compliance fees	17,356
Legal fees	146,089
Audit fees	125,318
Trustees' fees and expenses	49,588
Transfer agent fees	471,385
Interest on reverse repurchase agreements	5,927,110
Distribution and shareholder servicing fees	1,476,450
Other expenses	372,923
Total Expenses	17,959,475
Net recoupment of previously waived fees by Adviser (See Note 4)	789,894
Less advisory fees waived (See Note 4)	(1,410,874)
Net Expenses	17,338,495
Net Investment Income	25,048,661

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Investment securities	2,097,252
Credit default swap contracts	2,300,201
Interest rate swap contracts	(75,257)
Futures contracts	1,743,313
Foreign currency transactions	626,145
Net realized gain	6,691,654
Investment securities	(3,588,785)
Credit default swap contracts	33,766
Interest rate swap contracts	1,249,766
Futures contracts	(2,558,332)
Foreign currency transactions	(1,020,751)
Net change in unrealized appreciation/(depreciation)	(5,884,336)
Net Realized and Unrealized Gain on Investments	807,318
Net Increase in Net Assets Attributable to Shares from Operations	$25,855,979

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	29

1WS Credit Income Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
FROM OPERATIONS:
Net investment income	$25,048,661	$46,375,993
Net realized gain	6,691,654	4,868,127
Net change in unrealized depreciation	(5,884,336)	(2,760,574)
Net Increase in Net Assets Attributable to Shares from Operations	25,855,979	48,483,546
DISTRIBUTIONS TO SHAREHOLDERS:
Class I
From distributable earnings	(20,957,989)	(21,401,130)
From tax return of capital	–	(7,693,960)
Class A-2
From distributable earnings	(19,536,125)	(17,076,644)
From tax return of capital	–	(6,139,256)
Net Decrease in Net Assets from Distributions to Shareholders	(40,494,114)	(52,310,990)

CAPITAL SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	84,804,385	150,098,932
Cost of shares redeemed	(55,930,810)	(19,936,469)
Net asset value of shares issued to shareholders from reinvestment of dividends	5,546,327	6,330,468
Transfer in/(out)	–	–
Net Increase from Capital Share Transactions	34,419,902	136,492,931
Class A-2
Proceeds from sale of shares	74,433,946	231,618,406
Cost of shares redeemed	(37,272,603)	(19,787,277)
Net asset value of shares issued to shareholders from reinvestment of dividends	15,008,036	18,773,543
Transfer in/(out)	–	–
Net Increase from Capital Share Transactions	52,169,379	230,604,672
Net Increase in Net Assets	71,951,146	363,270,159

NET ASSETS:
Beginning of year	783,310,920	420,040,761
End of year	$855,262,066	$783,310,920

OTHER INFORMATION:
Capital Share Transactions:
Class I
Beginning shares	21,282,119	14,281,688
Shares sold	4,696,188	7,704,382
Shares redeemed	(2,923,967)	(1,031,691)
Shares issued as reinvestment of dividends	291,161	327,740
Transfer in/(out)	–	–
Ending Shares	23,345,501	21,282,119
Class A-2
Beginning shares	19,656,252	7,497,187
Shares sold	3,658,356	12,213,291
Shares redeemed	(2,028,416)	(1,055,947)
Shares issued as reinvestment of dividends	816,977	1,001,721
Transfer in/(out)	–	–
Ending Shares	22,103,169	19,656,252

See Notes to Consolidated Financial Statements.

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1WS Credit Income Fund	Consolidated Statement of Cash Flows

For the Six Months Ended April 30, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$25,855,979
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of investment securities	(718,287,105)
Proceeds from disposition of investment securities	490,460,262
Discounts (accreted)/premiums amortized	(4,519,015)
Net realized (gain)/loss on:
Investment securities	(2,097,252)
Interest Rate Swaps	75,257
Credit default swap contracts	(2,300,201)
Futures contracts	(1,743,313)
Foreign currency transactions	(626,145)
Net change in unrealized (appreciation)/depreciation on:
Investment securities	3,588,785
Foreign currency transactions	1,020,751
Net purchase of short-term investments and money market funds	54,227,364
Net payments received from/(made to) counterparties for derivative contracts	2,485,211
(Increase)/Decrease in assets:
Variation margin receivable on centrally cleared swap contracts	(189,303)
Variation margin receivable on futures contracts	327,192
Interest receivable	696,692
Unrealized appreciation on credit default swap contracts	(4,117)
Prepaid expenses and other assets	30,545
Accrued dividend income	(13,412)
Increase/(Decrease) in liabilities:
Variation margin payable on centrally cleared swap contracts	(34,383)
Variation margin payable on futures contracts	1,110,833
Net payable to Adviser for investment advisory fees	(87,722)
Unrealized depreciation on interest rate swaps contracts	119,707
Accrued fund accounting, administration and compliance fees payable	(13,905)
Interest payable on reverse repurchase agreements	191,935
Payable for shareholder servicing and distribution fees for Class A-2	25,910
Other payables and accrued expenses	(908)
Net Cash Used in Operating Activities	$(149,700,358)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments from reverse repurchase agreements	$1,603,417,332
Cash payments for reverse repurchase agreements	(1,508,524,318)
Proceeds from shares sold (net of capital shares sold receivable)	160,570,817
Cost of shares redeemed	(93,203,413)
Distributions paid to shareholders	(19,939,751)
Net Cash Provided by Financing Activities	$142,320,667

Effect of exchange rates on cash	$(394,606)

Net Decrease in Cash, Restricted Cash and Foreign Rates on Cash	$(7,774,297)
Cash and restricted cash, beginning balance	$26,411,802
Cash and restricted cash, ending balance	$18,637,505

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid on interest expense on reverse repurchase agreements	$5,735,175
Reinvestment of distributions	$20,554,363

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	31

1WS Credit Income Fund	Consolidated Statement of Cash Flows

For the Six Months Ended April 30, 2026 (Unaudited)

THE FOLLOWING TABLE PROVIDES A RECONCILIATION OF RESTRICTED CASH AND UNRESTRICTED CASH AND FOREIGN CURRENCY WITHIN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

	April 30, 2026	October 31, 2025
Unrestricted cash and foreign currency	$12,883,360	$17,418,653
Restricted cash within deposits with brokers for derivatives and reverse repurchase agreements	$5,754,145	$8,993,149
Unrestricted Cash and Restricted Cash(a)	$18,637,505	$26,411,802

(a)	Restricted cash as of April 30, 2026 includes $3,102,728 of margin posted as collateral on futures contracts and $2,651,417 margin posted as collateral on credit default and interest rate swap contracts. Restricted cash as of October 31, 2025 includes $3,913,089 of margin posted as collateral on futures contracts and $5,080,060 of margin posted as collateral on credit default and interest rate swap contracts. All collateral is considered to be restricted cash, which is included in Deposits held with brokers for derivatives and reverse repurchase agreements on the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

32	www.1wscapital.com

1WS Credit Income Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class I	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of year	$19.44		$19.45	$18.80	$18.86	$21.62	$19.22
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.59		1.56	1.38	1.37	1.47	1.08
Net realized and unrealized gain/(loss) on investments	0.04		0.08	0.87	0.62	(2.23)	2.52
Total Income/(Loss) from Investment Operations	0.63		1.64	2.25	1.99	(0.76)	3.60

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.90)		(1.24)	(1.60)	(1.20)	(1.30)	(1.20)
From net realized gains	–		–	–	(0.85)	(0.70)	–
From tax return of capital	–		(0.41)	–	–	–	–
Total Distributions to Shareholders	(0.90)		(1.65)	(1.60)	(2.05)	(2.00)	(1.20)

Net asset value per share - end of year	$19.17		$19.44	$19.45	$18.80	$18.86	$21.62

Total Investment Return - Net Asset Value(b)	3.32%		8.76%	12.40%	11.32%	(3.78%)	19.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of year/period (000s)	$447,479		$413,764	$277,807	$143,547	$110,680	$110,570
Ratio of actual expenses to average net assets including fee waivers and reimbursements	3.90	%(c)	3.38%	3.28%	4.83%	3.48%	2.84%
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	4.05	%(c)	3.65%	3.76%	5.73%	4.54%	3.73%
Ratio of net investment income to average net assets	6.33	%(c)	7.98%	7.16%	7.37%	7.30%	5.17%
Portfolio turnover rate	50.46	%(d)	192.83%	67.65%	55.95%	77.20%	107.74%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of a share at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales load, if any, and are not annualized.
(c)	These ratios to average net assets have been annualized.
(d)	Percentage represents the results for the period and is not annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2026	33

1WS Credit Income Fund	Consolidated Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A-2	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period May 1, 2021 (Inception of Class) to October 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of year	$18.80		$18.97	$18.48	$18.68	$21.55	$21.01
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.51		1.42	1.24	1.30	1.31	0.63
Net realized and unrealized gain/(loss) on investments	0.04		0.06	0.85	0.55	(2.18)	0.51
Total Income/(Loss) from Investment Operations	0.55		1.48	2.09	1.85	(0.87)	1.14

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.90)		(1.24)	(1.60)	(1.20)	(1.30)	(0.60)
From net realized gains	–		–	–	(0.85)	(0.70)	–
From tax return of capital	–		(0.41)	–	–	–	–
Total Distributions to Shareholders	(0.90)		(1.65)	(1.60)	(2.05)	(2.00)	(0.60)

Net asset value per share - end of year	$18.45		$18.80	$18.97	$18.48	$18.68	$21.55

Total Investment Return - Net Asset Value(b)	3.00%		8.12%	11.72%	10.64%	(4.38%)	5.54%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of year/period (000s)	$407,783		$369,547	$142,234	$18,119	$896	$106
Ratio of actual expenses to average net assets including fee waivers and reimbursements	4.50	%(c)	4.06%	3.75%	5.46%	4.67%	3.32	%(c)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	4.65	%(c)	4.33%	4.23%	6.30%	5.72%	4.25	%(c)
Ratio of net investment income to average net assets	5.74	%(c)	7.49%	6.58%	7.05%	6.69%	5.86	%(c)
Portfolio turnover rate	50.46	%(d)	192.83%	67.65%	55.95%	77.20%	107.74	%(d)

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of a share at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales load, if any, and are not annualized.
(c)	These ratios to average net assets have been annualized.
(d)	Percentage represents the results for the period and is not annualized.

See Notes to Consolidated Financial Statements.

34	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing in a wide array of predominantly structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. 1WS Credit also wholly owns and consolidates 1WSCIF REIT, LLC (the “REIT SPV”), a Delaware limited liability company formed on February 21, 2024, to make certain real estate investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the REIT SPV pursuant to a limited liability agreement dated February 21, 2024. The REIT SPV completed a private placement of 125 shares of Class A Non-Voting Preferred Units (the “Preferred Units”) for aggregate gross proceeds of $125,000. The Preferred Units have a liquidation preference of $1,000 per share, plus an amount equal to accrued but unpaid dividends. The Preferred Units’ dividends are cumulative at a rate of 12.0% per annum of the initial $1,000 purchase price. For the six-months ended April 30, 2026, the Fund had investments in the Cayman Islands SPV and REIT SPV which comprised 9.33% and 0.51%, respectively, of the Fund's total net assets. Where context requires, the “Fund” includes the Fund, the Cayman Islands SPV and the REIT SPV. The Fund is deemed to be an individual reporting segment.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated financial statements in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Semi-Annual Report | April 30, 2026	35

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV and its investment in the REIT SPV because 1WS Credit is the sole shareholder of these entities. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s and REIT SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV and REIT SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the Consolidated Statement of Operations are recorded on a first-in, first-out basis. Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the Consolidated Statement of Operations.

The Fund may enter into derivative contracts for economic hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund's "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are continuously offered at NAV. The NAV per share of each class is determined daily. The Fund's NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund's NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

Federal Income Taxes: The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a ‘‘RIC’’) under Subchapter M of the Internal Revenue Code (the ‘‘Code’’). As a RIC, the Fund generally will not have to pay Fund-level federal income taxes on any ordinary income or capital gains that the Fund distributes to shareholders from our tax earnings and profits.

The REIT SPV intends to qualify and elect to be taxed as a Real Estate Investment Trust (“REIT”) for federal income tax purposes under Sections 856 through 860 of the Code, commencing with its taxable year ending December 31, 2024. If the REIT SPV continues to qualify for taxation as a REIT, the REIT SPV will generally not be subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders, and so long as it, among other things, distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains).

For the six-months ended April 30, 2026, the Fund did not have a tax liability. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.

Distributions to Shareholders: The Fund intends to declare and pay substantially all of its net investment income to shareholders in the form of dividends on a quarterly basis. The Fund also intends to distribute substantially all net realized capital gains at least annually.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

Level 1— Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2— Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3— Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on the majority of its investments. These third-party pricing sources utilize a confluence of model driven analysis, matrix pricing as well as actual trade and market color to price investments. However, in certain circumstances where such pricing from the third-party sources is difficult or impractical to obtain, the Fund may fair value certain investments using internal manager marks. As of April 30, 2026, 4.45% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of April 30, 2026:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$399,145,848	–	$399,145,848
Commercial Mortgage-Backed Securities	–	130,847,343	2,000,000	132,847,343
Asset-Backed Securities	$–	$365,268,138	18,926,877	$384,195,015
Common Stock	21,797,861	–	–	21,797,861
Corporate Bonds	–	2,014,446	–	2,014,446
Collateralized Loan Obligations	–	57,225,250	500,200	57,725,450
Private Secured Debt	–	6,522,809	33,030,307	39,553,116
Preferred Stocks	23,654,995	–	3,000,000	26,654,995
Short-Term Investments	64,104,622	–	–	64,104,622
Money Market Funds	88,227,351	–	–	88,227,351
Total	$197,784,829	$961,023,834	$57,457,384	$1,216,266,047
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$370,375	$–	$370,375
Interest Rate Swap Contracts	–	499,041	–	499,041
Future Contract	2,243,082	–	–	2,243,082
Liabilities:
Credit Default Swap Contracts	$–	$(266,094)	$–	$(266,094)
Interest Rate Swap Contracts	–	(618,748)	–	(618,748)
Future Contract	(1,954,616)	–	–	(1,954,616)
Total	$288,466	$(15,426)	$–	$273,040

There were no changes in valuation technique.

Semi-Annual Report | April 30, 2026	37

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the six-months ended April 30, 2026 of the Fund’s Level 3 portfolio investments:

	Commercial Mortgage- Backed Securities	Asset Backed Securities	Private Secured Debt	Preferred Stock	Collateralized Loan Obligations	Total
Balance as of October 31, 2025	$4,267,737	$21,567,750	$35,327,701	$–	$–	$61,163,188
Accrued discount/ premium	–	3,411,795	37,841	–	(29,031)	3,420,605
Return of Capital	–	–	–	–	–	–
Realized Gain/(Loss)	–	(9,564,559)	(24,145)	–	–	(9,588,704)
Change in Unrealized Appreciation/ (Depreciation)	–	(2,463,863)	242,975	60,000	(130,823)	(2,291,711)
Purchases	35,068	6,811,492	18,835,655	2,940,000	–	28,622,215
Sales Proceeds(1)	(2,302,805)	–	(14,866,911)	–	660,054	(16,509,662)
Transfer into Level 3	–	–	–	–	–	–
Transfer out of Level 3	–	(835,738)	(6,522,809)	–	–	(7,358,547)
Balance as of April 30, 2026	$2,000,000	$18,926,877	$33,030,307	$3,000,000	$500,200	$57,457,384
Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2026	$–	$(9,362,940)	$59,864	$60,000	$(130,823)	$(9,373,899)

(1)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2026:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Commercial Mortgage-Backed Securities	$2,000,000	Internal Model	Loss Severity Analysis	$100(1)
Asset Backed Securities	$18,926,877	Broker Pricing	Indicative Quotes	$0.13 - $53,578(2)
Collateralized Loan Obligations	$500,200	Broker Pricing	Indicative Quotes	$61
Private Secured Debt	$33,030,307	Internal Model	Loss Severity Analysis	$100-$101.85(3)
Preferred Stocks	$3,000,000	Internal Model	Loss Severity Analysis	$100(3)

(1)	Input is based on the following yield: 11.78%.
(2)	Input is based on the total market value of the outstanding position, of which the Fund owns 0.67% - 9.50%.
(3)	Inputs are based on underlying collateral performance.

NOTE 4. FEES AND EXPENSES INCLUDING RELATED PARTY TRANSACTIONS

Related Party Fees and Expenses

Investment Advisory: Under an investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at the annualized rate of 1.50% of the daily gross assets of the Fund (the “Management Fee”). For the one-year period beginning on March 1, 2026, the Adviser has voluntarily agreed to reduce the Management Fee to 1.25% of the Fund’s daily gross assets.

Expense Limitation and Reimbursement Agreement: Pursuant to an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), the Adviser agrees to waive the fees payable to it under the Investment Advisory Agreement and/or to pay or absorb operating expenses of the Fund, including, without limitation, organization and offering expenses (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business – collectively, the “Exclusions”), to the extent necessary to limit the Other Expenses of the Fund (as set forth in the Fund’s Prospectus) less the Exclusions to 0.50% per annum of the Fund’s daily gross assets. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment. Under the Expense Limitation Agreement, the Adviser is not permitted to recoup such expenses beyond three years from the date on which the Adviser reduced a fee or reimbursed an expense. The Expense Limitation Agreement will remain in effect until March 1, 2027, unless and until the Trustees approve its modification or termination.

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1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

During the six-months ended April 30, 2026, the Adviser recouped $223,619 and $566,274 of Class A-2 and Class I previously waived fees, respectively, which is reflected in Net recoupment of previously waived fees by Adviser on the Consolidated Statement of Operations. The Adviser reimbursed fees under the Expense Limitation Agreement which are recoupable as follows:

Expires October 31, 2027	Expires October 31, 2028	Expires October 31, 2029
$331,269	$31,693	$-

Other Fees and Expenses

Officer and Trustee Compensation: The Fund pays each member of the Board of Trustees who is not a director, officer, employee or affiliate of OWS a $50,000 annual fee. None of the executive officers receive compensation from the Fund.

Distribution and Servicing Fees: The Fund has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“the Distributor”), pursuant to which the Distributor is serving as the Fund’s principal underwriter and acts as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions.

Class A-2 Shares of the Fund are subject to ongoing distribution and shareholder servicing fees that may be used to compensate Intermediaries for selling shares of the Fund, and providing, or arranging for the provision of, Shareholder Services (the “Shareholder Servicing Fees”), and ongoing distribution and/or marketing services to the Fund (the “Distribution Fees”). The Distribution Fees and Shareholder Servicing Fees, as applicable, are accrued daily and paid monthly in an amount not to exceed, in the aggregate for Class A-2 Shares, 0.75% (on an annualized basis) of the net asset value of Class A-2 Shares of the Fund. For each class of shares of the Fund, under no circumstances shall Shareholder Servicing Fees exceed 0.25% of the net asset value of such class. The Distribution Fees and Shareholder Servicing Fees will be accrued daily as an expense of the Fund. For the six-months ended April 30, 2026 ,Class A-2 shares expensed $1,476,450 for Shareholder Servicing Fees and Distribution Fees.

Fund Administration and Accounting Fees and Expenses: ALPS Fund Services, Inc. ("ALPS" or the "Administrator") serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund (which are in addition to the services provided by the Adviser, as described above). In consideration of these services, the Fund pays the Administrator, on a monthly basis. The Fund will reimburse the Administrator for certain out-of-pocket expenses incurred on behalf of the Fund.

Compliance Fees: ALPS Fund Services, Inc. provides Chief Compliance Officer Services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Legal Fees: Alston & Bird LLP serves as counsel to the Fund.

Audit Fees: Deloitte & Touche LLP acts as independent registered public accountant for the Fund and in such capacity audits the Fund’s annual consolidated financial statements.

Custodian: The Bank of New York Mellon serves as the Fund’s primary custodian.

Transfer Agent: DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. ("SS&C"), a publicly traded company listed on the NASDAQ Global Select Market

Semi-Annual Report | April 30, 2026	39

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

NOTE 5. SECURITIES TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and including maturities and paydowns, transacted for the six-months ended April 30, 2026, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$728,574,076	$493,212,257

NOTE 6. INVESTMENTS

Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations.

The securities/instruments acquired by the Fund may include all types of debt and other obligations (‘‘Credit Investments’’), and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity, and may consist of the following: (i) residential and commercial mortgage-backed securities (‘‘MBS’’), as well as real estate loans or pools of such loans; (ii) asset-backed securities (‘‘ABS’’), or other instruments secured by financial, physical, and/or intangible assets (e.g., receivables or pools of receivables), and investments in any assets/instruments underlying the foregoing structured/secured obligations; (iii) debt and subordinated tranches of collateralized loan obligations (‘‘CLOs’’) and collateralized debt obligations (‘‘CDOs’’); (iv) public and private senior and mezzanine, senior secured or unsecured bonds/loans; and (v) other income producing securities, including investment grade debt, debentures and notes, and deferred interest, payment-in-kind or zero coupon bonds/notes. The Fund may invest without limit in CLOs or CDOs, including the subordinated tranches of such vehicles.

The Fund may also invest indirectly in any of the foregoing instruments through: (i) investing in other funds, including exchange traded funds (‘‘ETFs’’) and up to 15% of its net assets in funds that are excluded from the definition of ‘‘investment company’’ under the 1940 Act solely by reason of Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, that are primarily invested in Credit Investments (except that investments in MBS, ABS, CLOs or CDOs and other Credit Investments that are not hedge funds or private equity funds are not subject to such 15% limitation); or (ii) entering into derivatives, including long and short positions in credit default swaps, total return swaps, forward contracts, futures and other similar transactions. The Fund may also use derivatives for cash management purposes, to modify interest rate exposure or to hedge positions. The Fund may invest in derivatives without limit, subject to adherence to applicable asset coverage and/or segregation requirements of the 1940 Act. (The Fund counts the foregoing indirect investments in debt obligations towards the Fund’s requirement to invest at least 80% of its assets in debt obligations.) The Fund may invest in derivatives subject to the limitations set forth in Rule 18f-4 under the 1940 Act.

The Fund anticipates that many Credit Investments will be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit Investments that are rated below investment grade (commonly referred to as ‘‘high yield’’ securities or ‘‘junk bonds’’) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

In seeking to achieve the Fund’s objective, the Fund may also invest a portion of its net assets in (i) U.S. and foreign government obligations, and highly-rated debt instruments (e.g., commercial paper); and (ii) long and short positions in public or private equity securities, which can include ETFs and real estate investment trusts.

The Fund intends to add leverage to its portfolio through direct borrowing and/or through entering into reverse repurchase agreements. Certain of the Fund’s investments may require leverage to achieve the desired risk-adjusted return profile deployed by the Fund.

At any given time, a substantial portion of our portfolio may be illiquid, subjecting the Fund to increased credit risk. If a borrower or obligor or other counterparty on an instrument underlying a Credit Investment is unable to make its payments, we may be greatly limited in our ability to recover any outstanding principal and interest (or other applicable amounts) under such Credit Investment. Our Shares therefore should be purchased only by investors who could afford a possible substantial loss of their investment. There is no geographic or currency limitation on the securities or instruments acquired by the Fund. The Fund may purchase debt or equity securities of non-U.S. governments and corporate entities domiciled outside of the United States, including emerging markets issuers.

40	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

NOTE 7. DERIVATIVE INSTRUMENTS

The Fund may enter into derivative transactions in connection with its investing activities. These instruments derive their value, primarily or partially, from the underlying asset, indices, reference rate, or a combination of these factors. Derivatives are subject to various risks similar to non-derivative instruments, such as interest, market, and credit risk.

The Fund is subject to interest rate exposures, both directly and indirectly. Direct interest rate exposure can result from holding fixed rate bonds, the value of which may decrease if interest rates rise. Additionally, indirect interest rate exposure can result from certain securitization transactions that contain mismatches between the rate of interest earned on the underlying loans and/or receivables as compared to the rate of interest due on the securities. To hedge this risk for cases in which the Fund deems it effective, the Fund may enter into futures contracts, interest rate swaps, other interest rate options, or securities sold, not yet purchased.

The Fund is also subject to credit risk in the normal course of pursuing its investment objectives. In addition to the specific credit risk, in particular investment securities, the Fund is exposed to broader market credit risk. To hedge this risk, the Fund may enter into a variety of instruments, including credit default swaps, futures, options, and swaptions.

The market value of derivative instruments generally may change in a manner that amplify market movements relative to the underlying asset or reference rate. As a result of adverse market movements, the Fund’s derivatives instruments could cause the Fund to suffer losses that magnify the market value changes of the underlying asset or reference rate. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additionally, in instances where the Fund is using derivatives to hedge risk exposures held by the Fund, there are also risks that those derivatives may not perform as expected relative to the Fund positions intended to be hedged which could result in losses for the hedged positions.

Derivatives are also subject to the risk of possible regulatory changes which could adversely affect the availability and performance of derivative securities, make them more costly and limit or restrict their use by the Fund, which could prevent the Fund from implementing its investment strategies and adversely affect returns.

Futures Contracts: Futures contracts are commitments to either purchase or sell a financial instrument or commodity at a future date for a specified price. Upon entering into futures contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent changes in market value of the contract (which may require additional margin to be deposited) are recorded for financial statement purposes as unrealized gains or losses.

The Fund may use futures contracts to hedge against changes in the value of financial instruments or changes in interest rates. Upon entering into such futures contracts, the Fund bears the risk of interest rates or financial instruments’ prices moving adversely to the positions. With futures, counterparty risk is mitigated as these contracts are exchange-traded and the exchange’s clearinghouse guarantees against non-performance by the counterparty.

Credit Default Swaps and Credit Default Tranches: In a typical credit default swap, the Fund receives (if a buyer) or provides (if a seller) protection against certain credit events involving one or more specified reference entities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a defined credit event on the reference obligation which may be a single security, a basket of securities, or a specified credit index. The applicable credit events are established at the inception of the transaction and generally include bankruptcy, insolvency, and failure to meet payment obligations when due, among other events. After a credit event occurs, the contingent payment payable by the seller to the buyer may be mitigated or reduced by segregated collateral and netting arrangements between the counterparties to the transaction.

A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index. Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.

The Fund may enter into credit default swaps or credit default tranches to hedge against changes in the value of, or to gain exposure to, the market, certain sectors of the market, or specific issuers. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss. Upon entering into a credit default swap, as a seller of protection or a buyer of protection, the Fund bears exposure to changes in market pricing of risk related to the reference obligations. Additionally, the Fund is exposed to counterparty risk to the extent the fair value of the credit default swap exceeds the collateral posted. Credit default swaps are either centrally cleared swaps or executed bilaterally under standard form ISDA master agreements entered into with each counterparty.

Semi-Annual Report | April 30, 2026	41

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are disclosed within variation margin receivable/payable on centrally cleared swap contracts on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations. For credit default swap contracts, the upfront payments serve as an indicator of the current status of the payment/performance risk. The fair value of a credit default swap contract represents the amount of upfront payment that would be required to enter into such swap as of a measurement date. Upfront payments vary inversely to the price of debt issued by the reference entity. Increasing fair values for credit default swap contracts, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the market pricing of the reference entity’s debt.

The following is a summary of the derivative instruments fair value and the location and effect of derivative instruments held directly by the Fund for the six-months ended April 30, 2026:

	Consolidated Statement of Assets and Liabilities		Consolidated Statement of Operations
	Derivative Assets Fair Value(a)	Derivative Liabilities Fair Value(a)	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation / (Depreciation)
Credit default swap contracts	$370,375	$(266,094)	$2,300,201	$33,766
Interest swap contracts	499,041	(618,748)	(75,257)	1,249,766
Futures contracts	2,243,082	(1,954,616)	1,743,313	(2,558,332)
Total derivatives	$3,112,498	$(2,839,458)	$3,968,257	$(1,274,800)

(a)	Includes the cumulative appreciation/depreciation of futures contracts and swap contracts as reported in the Consolidated Schedule of Investments. Only the current day's variation margin receivable/(payable) of $(1,110,833) for futures, $(132,555) for credit default swaps and $321,858 for interest rate swaps is reported within the Consolidated Statement of Assets and Liabilities. Total cumulative appreciation/depreciation on futures contracts as shown on the table above is reported on the Consolidated Statement of Investments.

For the Fund's derivative instruments, the following is a summary of the average notional and average contracts outstanding for the six-months ended April 30, 2026.

	Average Notional Value	Average Contracts Outstanding
Credit Default Swap Contracts - Sell Protection	$(89,571,573)	N/A
Credit Default Swap Contracts - Buy Protection	46,056	N/A
Interest Rate Swap Contracts	170,142,000	N/A
Futures Contracts - Short	130,661,703	1,152

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement. The Fund invests in futures, interest rate swaps and credit default swaps that are centrally cleared and not subject to master netting agreements, thus are not included on the tables below.

42	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

Offsetting of Derivatives and Reverse Repurchase Agreements Assets

April 30, 2026

				Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount Receivable
Credit default swap contracts	$370,375	$–	$370,375	$(370,375)	$–	$–
Total	$370,375	$–	$370,375	$(370,375)	$–	$–

Offsetting of Derivatives and Reverse Repurchase Agreements Liabilities

April 30, 2026

				Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount Payable
Reverse repurchase agreements	$359,935,411	$–	$359,935,411	$(359,935,411)	$–	$–
Total	$359,935,411	$–	$359,935,411	$(359,935,411)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

NOTE 8. LEVERAGE

The Fund may obtain leverage in seeking to achieve its investment objective, including obtaining financing to make investments in Credit Investments. The Fund may obtain leverage through direct borrowing and/or through entering into reverse repurchase agreements.

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Reverse repurchase agreements are generally recorded at their contractual amounts, including accrued interest, as specified in each respective agreement. Securities sold are held on terms that may permit the counterparty to sell or re-pledge the securities subject to certain limitations. Such securities sold are held as collateral and are generally valued daily by the counterparty. The Fund may be required to deliver additional collateral or may demand the counterparty to return collateral pledged, as deemed necessary to ensure that the fair value of the underlying collateral remains sufficient to cover the contractual amount. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. The total amount of securities pledged, or partially pledged, at April 30, 2026 was $489,272,868. During the six-months ended, the average amount of reverse repurchase agreements outstanding was $270,144,021, at a weighted average interest rate of 4.42%.

Semi-Annual Report | April 30, 2026	43

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

The following table indicates the total amount of reverse repurchase agreements, including accrued interest, reconciled to the Fund’s liability as of April 30, 2026:

	Less than 30 days	30-90 days	Greater than 90 days	Total
Residential Mortgage-Backed Securities	$11,413,351	$151,743,853	$11,831,356	$174,956,601
Commercial Mortgage-Backed Securities	–	51,847,189	5,728,992	57,576,181
Asset Backed Securities	8,181,690	104,654,689	9,176,854	122,013,233
Collateralized Loan Obligations	–	5,357,436	–	5,357,436
Total	$19,595,041	$313,603,168	$26,737,202	$359,935,411

*	Reverse repurchase agreements in the amount of $261,753,759 have financing with extendable provisions that automatically renew per the respective reverse repurchase agreements.

Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s NAV. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to leverage directly or indirectly.

NOTE 9. REPURCHASE OFFERS

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers at a price equal to the NAV per Share as of the Repurchase Pricing Date (i.e., the date that will be used to determine the Fund’s NAV applicable to the repurchase offer), of between 5% and 25% of the Shares outstanding. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. The Fund will make quarterly repurchase offers in the months of March, June, September and December. There is no guarantee that shareholders will be able to sell all of the shares they desire in a repurchase offer because shareholders, in total, may wish to sell more than the percentage of the Fund’s Shares being repurchased.

During the six-months ended April 30, 2026, the Fund completed two quarterly repurchase offers. In each offer, the Fund offered to repurchase no less than 5% of the number of its outstanding Shares as of the Repurchase Pricing Date. No repurchase offers during the six-months ended April 30, 2026 were oversubscribed. The result of these repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Repurchase Commencement Date	12/8/25	3/9/26
Repurchase Pricing Date	1/7/26	4/8/26
% of Outstanding Shares Offered to be Repurchased	5.303%	5.455%
% of Outstanding Shares Repurchased	5.303%	5.455%
Repurchased Amount	$44,953,470	$48,249,943
Repurchased Shares	2,362,316	2,590,067

NOTE 10. PRINCIPAL RISKS

In the normal course of business, the Fund invests in financial instruments and enters into financial transactions where risk of potential loss may exist from things such as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please refer to the Fund’s Prospectus and Statement of Additional Information (“SAI”).

Investment and Market Risk: The Fund may invest in credit-sensitive investments. Until such investments are sold or mature, the Fund is exposed to risks, including interest rate and spread risks, as well as credit and structural risks relating to whether the cash flows from the underlying assets will be sufficient in amount and timing to make expected payments on the securities. The Adviser monitors the risk parameters and expected volatility of the Fund’s overall portfolio and attempts to manage concentrations of the portfolio in any particular investment holding, strategy, or market. Additionally, the Adviser seeks to control portfolio risks through selective sizing of positions based on a regular evaluation of each investment’s risk and reward characteristics. Regular mark-to-market portfolio monitoring helps the Adviser monitor the investments. The Adviser has also developed a proprietary risk management system and uses statistical and cash flow models to monitor portfolio risk, as well as individual position specific risk.

44	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

While the Adviser generally seeks to hedge certain portfolio risks, the Adviser will not, in general, attempt to hedge all market, interest rate or other risks in the portfolio, and it may elect to only partially hedge certain risks. Specifically, the Adviser may determine that it is economically unattractive, or otherwise undesirable, to hedge certain risks and instead may rely on diversification to offset such risks.

Repurchase Offers Risk: An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the Shares. The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

Leverage Risk: Under current market conditions, the Fund may utilize leverage principally through outstanding senior securities representing indebtedness (“Borrowings”). The Fund may obtain leverage through direct borrowing and/or through entering into reverse repurchase agreements that create leverage. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline in value, requiring the Fund to post the additional collateral or to repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss.

Counterparty Credit Risk: The Fund attempts to control credit risk exposure to trading counterparties and brokers through internal monitoring procedures. A significant portion of the Fund’s positions, including cash, are held at major financial institutions. All security transactions of the Fund are transacted with approved brokers and cleared through major securities firms. In the event the brokers are unable to fulfill their obligations, the Fund could be subject to credit risk.

A primary difference in risks associated with bilateral OTC contracts and exchange-traded contracts/centrally cleared swaps involves the nature of credit and liquidity risks. Unlike exchange-traded instruments or centrally cleared swaps, in which performance may be backed by the exchange or clearing corporation, bilateral OTC contracts require the performance of a specific counterparty and its posting of collateral. In the event of a default by such counterparty, the Fund could be exposed to potential losses. The Fund seeks to reduce its credit risk on bilateral OTC contracts by only transacting with high credit-standing counterparties. In addition, the Fund further mitigates the risk of counterparty non- performance by requiring counterparties to pledge cash and/or securities to collateralize unrealized gains on bilateral OTC contracts, in accordance with the terms of International Swaps and Derivatives Association (“ISDA”) agreements.

Liquidity Risk: The Fund needs cash liquidity in order to settle trading obligations, meet margin calls on derivatives, meet margin calls and repayments on maturing financial arrangements, and meet repurchase offers. The Adviser actively monitors and manages the current and future sources of and draws on liquidity (cash and cash equivalents) as well as liquid securities.

Credit Risk: Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Non-Diversified Fund Risk: The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Interest Rate Risk: Interest rate risk arises from the possibility that changes in interest rates will affect the value of financial instruments. The Fund may be exposed to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on their financial position and cash flows. The Fund may be exposed to interest rate risk as a result of mismatches or gaps in the amounts of assets and liabilities that mature or reprice in a given period.

Semi-Annual Report | April 30, 2026	45

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

Foreign Currency Risk: The Fund may invest a portion of its assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. Dollar. The Fund, however, values its securities and other assets in U.S. Dollars. The Fund generally seeks to hedge its foreign currency exposure. To the extent the Fund’s investments in foreign currency exposure are not hedged, the value of the Fund’s assets will fluctuate with U.S. Dollar exchange rates as well as the price changes of the Fund’s investments in the various local markets and currencies.

CDO and CLO Risk: The Fund may invest in CDOs and/or CLOs which are subject to the following risks: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs and/or CLOs typically will have no significant underlying assets other than their underlying debt obligations or loans and payments on the CDOs and/or CLOs are and will be payable solely from the cash flows from such debt obligations and/or loans; (iv) CDOs and/or CLOs are typically highly levered, and therefore the CDO and/or CLO interests that the Fund may invest in are subject to a higher risk of total loss; (v) investments in CDOs and/or CLOs may be riskier and less transparent to the Fund and its shareholders than direct investments in the underlying companies; (vi) the potential for interruption and deferral of cash flow to Fund investments in the equity and junior debt tranches of CDOs and/or CLOs; (vii) interests in CDOs and/or CLOs may be illiquid; (viii) investments in foreign CDOs and/or CLOs may involve significant risks in addition to the risks inherent in U.S. CDOs and/or CLOs; (ix) the Fund may invest with collateral managers that have no or limited performance or operating history; (x) the inability of a CDO or CLO collateral manager to reinvest the proceeds of any prepayments may adversely affect the Fund; (xi) the loans underlying the CDOs and/or CLOs may be sold and replaced resulting in a loss to the Fund; (xii) the Fund may not have direct rights against the underlying borrowers or obligors comprising the CDOs and/or CLOs’ investments or the entities that sponsored the CDOs and/or CLOs; and (xiii) investments in junior tranches of CDOs and/or CLOs will likely be subordinate to the other debt tranches of such CDOs and/or CLOs, and are subject to a higher degree of risk of total loss.

Commercial Mortgage-Backed Securities (“CMBS”) and Residential Mortgage-Backed Securities (“RMBS”) Risk: CMBS and RMBS are mortgage-backed securities that may be secured by interests in a single commercial or residential mortgage loan or a pool of mortgage loans secured by commercial or residential property. CMBS and RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund may acquire CMBS and RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any CMBS and RMBS issue depends primarily on the credit quality of the underlying mortgage loans. At any one time, a portfolio of mortgage-backed securities may be backed by commercial or residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the commercial or residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

NOTE 11. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at the Fund's fiscal year-end.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2026, were as follows:

Cost of investments for income tax purposes	$1,222,184,554
Gross appreciation (excess of value over tax cost)	$26,260,318
Gross depreciation (excess of tax cost over value)	(32,178,825)
Net unrealized appreciation/(depreciation)	$(5,918,507)

The tax character of distributions paid for the fiscal year ended October 31, 2025 was as follows:

2025
Distributions Paid From:
Ordinary Income	$38,477,774
Long-Term Capital Gain	–
Return of Capital	13,833,216
Total	$52,310,990

46	www.1wscapital.com

1WS Credit Income Fund	Notes to Consolidated Financial Statements
April 30, 2026 (Unaudited)

NOTE 12. SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Fund’s management has evaluated events and transactions through the date the consolidated financial statements were issued.

The Fund notified shareholders of a quarterly repurchase offer on June 16, 2026. The Fund intends to complete the quarterly repurchase offer on July 8, 2026.

Management has determined that there were no other subsequent events requiring disclosure.

Semi-Annual Report | April 30, 2026	47

1WS Credit Income Fund	Additional Information
April 30, 2026 (Unaudited)

Portfolio Information. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT will be available on the Fund’s website located at https://www.1wscapital.com or on the SEC’s website at https://www.sec.gov.

Proxy Information. The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available without charge, upon request, by calling 1-833-834-4923, on the Fund’s website located at https://www.1wscapital.com, and on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available on Form N-PX by August 31 of each year without charge, upon request, by calling 1-833-834-4923, on the Fund’s website located at www.1wscapital.com, and on the SEC’s website at https://www.sec.gov.

48	www.1wscapital.com

1WS Credit Income Fund	Privacy Policy

Your privacy is very important to us. This Privacy Notice sets forth the policies of 1WS Credit Income Fund (the “Fund”) with respect to non-public personal information of its investors, prospective investors and former investors. These policies apply to all investors and may be changed at any time, provided a notice of such change is given to you.

To the extent you provide us with personal information, such as your address, social security number, assets and/or income information: (i) in a subscription agreement and related documents; and (ii) in correspondence and conversations with the Fund’s representatives; and (iii) through transactions in the Fund, please be advised that:

We do not disclose any of this personal information about our investors, prospective investors or former investors to anyone, other than to our affiliates, such as our attorneys, auditors, brokers, regulators and certain service providers, in such case, only as necessary to facilitate the acceptance of your investment and management of the Fund and in accordance with applicable laws. It may be necessary, under anti-money laundering and similar laws, to disclose information about the Fund’s investors in order to accept subscriptions from them. We will also release information about you if you direct us to do so, if compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We may also disclose information you provide to us to third party institutions, such as prime brokers. If such a disclosure is made, the Fund will require such third parties to treat your private information with confidentiality.

We seek to carefully safeguard your private information and, to that end, restrict access to non-public personal information about you to those employees and other persons who need to know the information to enable the Fund to provide services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

Semi-Annual Report | April 30, 2026	49

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable to semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment

Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1WS Credit Income Fund

By:	/s/ Kurt A. Locher
Kurt A. Locher, Chief Executive Officer
(Principal Executive Officer)
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt A. Locher
Kurt A. Locher, Chief Executive Officer
(Principal Executive Officer)
Date:	July 9, 2026

By:	/s/ Crystal Frumberg
Crystal Frumberg, Chief Financial Officer and
Principal Accounting Officer
Date:	July 9, 2026